                                                       -------------------------
                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number: 3235-0578

                                                       Expires: Feb. 28, 2006

                                                       Estimated average burden
                                                       hours per response: 20.00
                                                       -------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        CERTIFIED SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number                  811- 2731
                                   ---------------------------------------------

                           Tax-Free Investments Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


   Robert H. Graham    11 Greenway Plaza, Suite 100  Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:        (713)626-1919
                                                    ----------------------------

Date of fiscal year end:      3/31
                        ----------------

Date of reporting period:    6/30/05
                         ---------------

Item 1.  Schedule of Investments.

                        TAX-FREE CASH RESERVE PORTFOLIO
            Quarterly Schedule of Portfolio Holdings o June 30, 2005


[YOUR GOALS. YOUR SOLUTIONS.]                [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com               TFIT-QTR-1 6/05            A I M Advisors, Inc.

AIM Tax-Free Cash Reserve Fund

SCHEDULE OF INVESTMENTS
June 30, 2005
(Unaudited)

                                                                  RATINGS     (a)         PAR
                                                               S&P    MOODY'S            (000)        VALUE
---------------------------------------------------------------------------------------------------------------
MUNICIPAL NOTES--100.00%

ALABAMA--1.22%
Alabama (State of)
Public School &
College Authority;
Capital Improvement
Series 1999 D RB
    5.25%, 08/01/05                                                AA      Aa3        $     1,425 $  1,428,888
---------------------------------------------------------------------------------------------------------------

Birmingham (City of)
Public Educational
Building Authority
Student Housing (CHF
UAB II LLC); VRD Series
2005 A RB (LOC-Regions Bank)
    2.29%, 07/01/37                                (b)(c)          --   VMIG-1              6,000    6,000,000
---------------------------------------------------------------------------------------------------------------

Elmore (County of)
Ridge Improvement
District; Special
Assessment VRD
Series 2000 RB
(LOC-AmSouth Bank)
    2.40%, 10/01/25                                (b)(c)          --   VMIG-1             13,335   13,335,000
---------------------------------------------------------------------------------------------------------------

Mobile (City of)
Infirmary Health
System Special Care
Facilities Financing
Authority; Health
System VRD Series
2000 A RB
(LOC-Regions Bank)
    2.29%, 01/01/25                                (b)(c)          --   VMIG-1              6,115    6,115,000
---------------------------------------------------------------------------------------------------------------

Mobile (City of);
Port City Medical
Clinic Board
(Infirmary Health);
VRD Series 1998 B RB
    2.30%, 02/01/25                                (c)(d)         A-1   VMIG-1              5,000    5,000,000
---------------------------------------------------------------------------------------------------------------

Montgomery (City of)
Industrial
Development Board
(Industrial Partners
Project); Refunding
VRD Series 1989 IDR
(LOC-SunTrust Bank)
    2.40%, 01/01/07                                (b)(c)          --      Aa2                430      430,000
---------------------------------------------------------------------------------------------------------------

Oxford (City of);
Unlimited Tax VRD
Series 2003 GO Wts.
(LOC-Branch Banking
& Trust Co.)
    2.40%, 07/01/15                                (b)(c)          --   VMIG-1              5,180    5,180,000
===============================================================================================================
                                                                                                    37,488,888
===============================================================================================================

ALASKA--0.14%
Alaska (State of)
Industrial
Development & Export
Authority (Safeway
Inc. Projects);
Refunding VRD Series
1991 IDR
(LOC-Deutsche Bank
A.G.)
    2.80%, 12/01/05                                (b)(e)(f)      A-1       --              1,340    1,340,000
---------------------------------------------------------------------------------------------------------------

TFIT-QTR-1

                                                                  RATINGS     (a)         PAR
                                                               S&P    MOODY'S            (000)        VALUE
---------------------------------------------------------------------------------------------------------------
ALASKA--(CONTINUED)
Valdez (City of)
Marine Term (Exxon
Pipeline Co.
Project); Refunding
VRD Series 1993 C RB
    2.27%, 12/01/33                                (g)           A-1+   VMIG-1        $     3,000 $  3,000,000
===============================================================================================================
                                                                                                     4,340,000
===============================================================================================================

ARIZONA--1.48%
Apache (County of)
Industrial
Development
Authority (Tucson
Electric Power Co.);
Floating Rate Series
1983 A IDR
(LOC-Credit Suisse)
    2.23%, 12/15/18                                (b)(c)         A-1   VMIG-1              8,225    8,225,000
---------------------------------------------------------------------------------------------------------------

Apache (County of)
Industrial
Development
Authority (Tucson
Electric Power Co.);
VRD Series 1983 C
IDR (LOC-Bank of New
York)
    2.23%, 12/15/18                                (b)(c)        A-1+   VMIG-1              8,700    8,700,000
---------------------------------------------------------------------------------------------------------------

Apache (County of)
Industrial
Development
Authority (Tucson
Electric Power
Co.-SpringerValley);
VRD Series 1985 IDR
(LOC-Credit Suisse)
    2.23%, 12/01/20                                (b)(c)         A-1   VMIG-1              1,000    1,000,000
---------------------------------------------------------------------------------------------------------------

Arizona (State of)
Health Facilities
Authority (Banner
Health); VRD Series
2005 C RB
    2.12%, 01/01/35                                (c)(d)        A-1+       --              9,000    9,000,000
---------------------------------------------------------------------------------------------------------------

Casa Grande (City
of) Industrial
Development
Authority (Center
Park Apartments
Projects); Refunding
Multi-Family Housing
VRD Series 2001 A
IDR (CEP-Federal
National Mortgage
Association)
    2.30%, 06/15/31                                (c)             --   VMIG-1              2,010    2,010,000
---------------------------------------------------------------------------------------------------------------

Casa Grande (City
of) Industrial
Development
Authority (Quail
Gardens Apartments);
Refunding
Multi-Family Housing
VRD Series 2001 A
IDR (CEP-Federal
National Mortgage
Association)
    2.30%, 06/15/31                                (c)             --   VMIG-1              1,550    1,550,000
---------------------------------------------------------------------------------------------------------------

Mesa (City of);
Utility System
Series 1995 RB
    5.38%, 07/01/05                                (e)(h)         AAA      Aaa              1,000    1,010,000
---------------------------------------------------------------------------------------------------------------

Phoenix (City of)
Industrial
Development
Authority (Lynwood
Apartments Project);
Refunding
Multi-Family Housing
VRD Series 1994 IDR
(CEP-Federal Home
Loan Bank of San
Francisco)
    2.35%, 10/01/25                                (c)           A-1+       --              5,825    5,825,000
---------------------------------------------------------------------------------------------------------------

TFIT-QTR-1

                                                                  RATINGS     (a)         PAR
                                                               S&P    MOODY'S            (000)        VALUE
---------------------------------------------------------------------------------------------------------------

ARIZONA--(CONTINUED)
Pima (County of)
Industrial
Development
Authority (El Dorado
Hospital); VRD
Series 2004 RB
(LOC-Branch Banking
& Trust Co.)
    2.30%, 04/01/38                                (b)(c)          --   VMIG-1        $     6,000  $ 6,000,000
---------------------------------------------------------------------------------------------------------------

Pima (County of)
Industrial
Development
Authority (Tucson
Electric Power
Co.-Irvington Road
Project); VRD Series
1982 IDR (LOC-Credit
Suisse)
    2.35%, 10/01/22                                (b)(c)         A-1   VMIG-1              2,000    2,000,000
===============================================================================================================
                                                                                                    45,320,000
===============================================================================================================

ARKANSAS--0.06%
Pulaski (County of)
Public Facilities
Board (Health
Facilities-Central
Arkansas Radiation
Therapy Inc.
Project); Educational
Facilities VRD Series
2001 RB (LOC-Bank of
America, N.A.)
    2.35%, 07/01/08                                (b)(c)(i)       --       --              1,910    1,910,000
===============================================================================================================

CALIFORNIA--0.05%
San Diego (County
of) (Friends of
Chabad Lubavitch);
VRD Series 2003 COP
(LOC-Comerica Bank)
    2.35%, 01/01/23                                (b)(c)(i)       --       --              1,410    1,410,000
===============================================================================================================

COLORADO--2.80%
Adams & Weld
(Counties of) School
District No. 27J
Brighton; Unlimited
Tax Series 2004 GO
    2.50%, 12/01/05                                (d)            AAA      Aaa              1,950    1,953,452
---------------------------------------------------------------------------------------------------------------

Colorado (State of)
Educational &
Cultural Facilities
Authority (Denver
Art Museum Project);
VRD Series 2004 RB
(LOC-Wells Fargo
Bank N.A.)
    2.30%, 01/01/34                                (b)(c)        A-1+       --              1,650    1,650,000
---------------------------------------------------------------------------------------------------------------

Colorado (State of)
Educational & Cultural
Facilities Authority
(National Jewish
Federal Building Program);
VRD Series 2005 A-7 RB
(LOC-Bank of America, N.A.)
    2.30%, 07/01/29                                (b)(g)          --   VMIG-1              3,245    3,245,000
---------------------------------------------------------------------------------------------------------------

Colorado (State of)
Educational & Cultural
Facilities Authority
(Regis Jesuit High
School Project); VRD
Series 2003 RB (LOC-Wells
Fargo Bank N.A.)
    2.30%, 12/01/33                                (b)(c)        A-1+       --              5,415    5,415,000
---------------------------------------------------------------------------------------------------------------

Colorado (State of)
Educational &
Cultural Facilities
Authority
(Southeastern
Baptist Theological
Seminary); VRD
Series 2005
(LOC-Branch Banking
& Trust Co.)
    2.30%, 03/01/25                                (b)(c)          --   VMIG-1              8,955    8,955,000
---------------------------------------------------------------------------------------------------------------

TFIT-QTR-1

                                                                  RATINGS     (a)         PAR
                                                               S&P    MOODY'S            (000)        VALUE
---------------------------------------------------------------------------------------------------------------
COLORADO--(CONTINUED)

Colorado (State of)
General Fund; Series
2005 TRAN
    4.00%, 06/27/06                                             SP-1+    MIG-1        $    10,000 $ 10,133,000
---------------------------------------------------------------------------------------------------------------

Colorado (State of)
Health Facilities
Authority (Arapahoe
House Project); VRD
Series 2004 A RB
(LOC-Wells Fargo
Bank N.A.)
    2.35%, 04/01/24                                (b)(c)        A-1+       --              1,200    1,200,000
---------------------------------------------------------------------------------------------------------------

Colorado (State of)
Health Facilities
Authority (Bethesda
Collinwood); Refunding
VRD Series 2004 B RB
(LOC-ABN AMRO Bank N.V.)
    2.29%, 08/01/34                                (b)(c)         A-1       --              4,230    4,230,000
---------------------------------------------------------------------------------------------------------------

Colorado (State of)
Health Facilities
Authority (Bethesda
Living Centers Project);
VRD Series 1999 RB (LOC-ABN
AMRO Bank N.V.)
    2.29%, 08/15/30                                (b)(c)         A-1       --              9,855    9,855,000
---------------------------------------------------------------------------------------------------------------

Colorado (State of)
Health Facilities Authority
(Bethesda Living Centers);
Refunding VRD Series 2004
A RB (LOC-ABN AMRO Bank N.V.)
    2.29%, 08/01/34                                (b)(c)         A-1       --              5,270    5,270,000
---------------------------------------------------------------------------------------------------------------

Colorado (State of)
Health Facilities
Authority (Catholic
Health Initiatives);
VRD Series 2000 B RB
    2.32%, 12/01/20                                (c)           A-1+   VMIG-1              1,300    1,300,000
---------------------------------------------------------------------------------------------------------------

Colorado (State of)
Health Facilities
Authority (Christian Living
Project); Refunding VRD
Series 2002 A RB (LOC-U.S.
Bank N.A.)
    2.33%, 01/01/31                                (b)(c)        A-1+       --              3,400    3,400,000
---------------------------------------------------------------------------------------------------------------

Colorado (State of)
Health Facilities
Authority (Craig Hospital
Project); Refunding VRD
Series 2003 RB (LOC-Wells
Fargo Bank N.A.)
    2.30%, 12/01/20                                (b)(c)        A-1+       --              5,580    5,580,000
---------------------------------------------------------------------------------------------------------------

Colorado (State of)
Health Facilities
Authority (Golden
West Manor Inc.
Project); VRD Series
2002 A RB (LOC-U.S.
Bank N.A.)
    2.33%, 07/01/32                                (b)(c)        A-1+       --              4,210    4,210,000
---------------------------------------------------------------------------------------------------------------

Colorado Springs
(City of) (Pikes
Peak Mental Health);
VRD Series 2003 RB
(LOC-Wells Fargo
Bank N.A.)
    2.30%, 03/15/23                                (b)(c)        A-1+       --              3,510    3,510,000
---------------------------------------------------------------------------------------------------------------

Concord
(Metropolitan
District of);
Refunding &
Improvement
Unlimited Tax Series
2004 GO (LOC-Wells
Fargo Bank N.A.)
    2.25%, 12/01/05                                (b)(e)(j)     A-1+       --              1,585    1,585,000
---------------------------------------------------------------------------------------------------------------

TFIT-QTR-1

                                                                  RATINGS     (a)         PAR
                                                               S&P    MOODY'S            (000)        VALUE
---------------------------------------------------------------------------------------------------------------
COLORADO--(CONTINUED)

Crystal Valley
(Metropolitan)
District No. 1; VRD
Series 2004 RB
(LOC-Wells Fargo
Bank N.A.)
    2.30%, 10/01/34                                (b)(c)        A-1+       --        $     2,690 $  2,690,000
---------------------------------------------------------------------------------------------------------------

Denver (City &
County of) (Colorado
Convention Center
Project); Excise Tax
VRD Series 2001 B RB
    2.30%, 09/01/25                                (c)(d)        A-1+   VMIG-1              2,700    2,700,000
---------------------------------------------------------------------------------------------------------------

Denver (City & County of)
(Kentucky Circle Village
Project); VRD Series 2000 RB
(LOC-U.S. Bank N.A.)
    2.33%, 10/01/29                                (b)(c)        A-1+       --              1,740    1,740,000
---------------------------------------------------------------------------------------------------------------

Jefferson (County of)
Section 14 Metropolitan
District; Refunding
Unlimited Tax Series
2004 GO (LOC-U.S.
Bank N.A.)
    2.25%, 12/01/05                                (b)(e)(j)     A-1+       --              1,200    1,200,000
---------------------------------------------------------------------------------------------------------------

Kipling Ridge
(Metropolitan)
District; VRD Series
2005 RB (LOC-U.S.
Bank N.A.)
    2.33%, 12/01/23                                (b)(c)        A-1+       --              3,725    3,725,000
---------------------------------------------------------------------------------------------------------------

Lafayette (City of)
Exempla Improvement
District (Special
Improvement No. 2-01);
Refunding Special Assessment
VRD Series 2002 RB
(LOC-Wells Fargo Bank N.A.)
    2.33%, 12/01/22                                (b)(c)        A-1+       --              1,000    1,000,000
---------------------------------------------------------------------------------------------------------------

Westminster (City
of) Water &
Wastewater Utility
Enterprise; VRD
Series 2002 RB
    2.31%, 12/01/22                                (c)(d)        A-1+   VMIG-1              1,415    1,415,000
===============================================================================================================
                                                                                                    85,961,452
===============================================================================================================

CONNECTICUT--0.05%
Connecticut (State
of) Development
Authority (Central
Vermont Public
Service); Floating
Rate Series 1985 PCR
(LOC-Royal Bank of
Scotland)
    2.85%, 12/01/15                                (b)(k)        A-1+       --              1,400    1,400,000
===============================================================================================================

DELAWARE--0.27%
Delaware (State of)
Economic Development
Authority
(Independent School
Inc. Project); VRD
Series 2003 RB
(LOC-Royal Bank of
Scotland)
    2.29%, 07/01/33                                (b)(c)        A-1+       --              8,250    8,250,000
---------------------------------------------------------------------------------------------------------------

TFIT-QTR-1

                                                                  RATINGS     (a)         PAR
                                                               S&P    MOODY'S            (000)        VALUE
---------------------------------------------------------------------------------------------------------------

DISTRICT OF COLUMBIA--0.50%
District of Columbia (American Library
Association); VRD Series 2005 RB (LOC-
Bank of America, N.A.)
    2.32%, 02/01/35                                (b)(c)          --   VMIG-1        $     3,175 $  3,175,000
---------------------------------------------------------------------------------------------------------------

District of Columbia (American
Psychology Association); VRD Series
2003 RB (LOC-Bank of America, N.A.)
    2.35%, 03/01/28                                (b)(c)        A-1+       --              1,325    1,325,000
---------------------------------------------------------------------------------------------------------------

District of Columbia (Coletta Public
Charter); VRD Series 2005 RB (LOC-
Bank of America, N.A.)
    2.30%, 05/01/35                                (b)(c)          --   VMIG-1              4,150    4,150,000
---------------------------------------------------------------------------------------------------------------

District of Columbia
(Resources for the
Future Inc.); VRD
Series 1998 RB
(LOC-Wachovia Bank,
N.A.) (Acquired
09/26/03; Cost
$2,015,000)
    2.35%, 08/01/29                                (b)(c)(l)     A-1+       --              2,015    2,015,000
---------------------------------------------------------------------------------------------------------------

Wachovia MERLOTs
(District of
Columbia Water &
Sewer Authority);
VRD Series 2003 A12
RB (Acquired
02/24/03; Cost
$4,640,000)
    2.32%, 10/01/17                                (c)(l)(m)       --   VMIG-1              4,640    4,640,000
===============================================================================================================
                                                                                                    15,305,000
===============================================================================================================

FLORIDA--4.91%
ABN AMRO Munitops
Ctfs. Trust (County
of Escambia);
Refunding Florida
Non-AMT VRD Series
2002-24 Ctfs.
(Acquired 10/24/02 ;
Cost $5,000,000)
    2.31%, 10/01/10                                (c)(l)(m)       --   VMIG-1              5,000    5,000,000
---------------------------------------------------------------------------------------------------------------

Broward (County of)
School Board; VRD
Series 2005 COP
    2.30%, 07/01/21                                (c)(d)        A-1+   VMIG-1             14,000   14,000,000
---------------------------------------------------------------------------------------------------------------

Capital Projects
Finance Authority
(Capital Projects
Loan Program); VRD
Series 1997 A RB
    2.31%, 08/01/17                                (c)(d)        A-1+       --                800      800,000
---------------------------------------------------------------------------------------------------------------

Collier (County of)
Health Facilities
Authority (Cleveland
Health Clinic); VRD
Hospital Series 2003
C-2 BAN
(LOC-JPMorgan Chase
Bank)
    2.85%, 07/13/05                                (b)(e)(j)     A-1+   VMIG-1              3,500    3,500,000
---------------------------------------------------------------------------------------------------------------

Collier (County of) Industrial
Development Authority (Redlands
Christian Migrant Association Inc.); VRD
Series 2001 RB (LOC-Bank of America,
N.A.)
    2.35%, 12/01/26                                (b)(c)(i)       --       --              2,800    2,800,000
---------------------------------------------------------------------------------------------------------------

Dade (County of)
Industrial
Development
Authority (Dolphins
Stadium Project);
VRD Series 1985 D RB
(LOC-Societe
Generale)
    2.22%, 01/01/16                                (b)(c)        A-1+       --              2,450    2,450,000
---------------------------------------------------------------------------------------------------------------

TFIT-QTR-1

                                                                  RATINGS     (a)         PAR
                                                               S&P    MOODY'S            (000)        VALUE
---------------------------------------------------------------------------------------------------------------

FLORIDA--(CONTINUED)
Hillsborough (County
of) Aviation
Authority (Delta
Airlines); Refunding
VRD Series 2000 RB
(CEP-General
Electric Capital
Corp.)
    2.30%, 12/01/30                                (c)           A-1+   VMIG-1        $     2,200 $  2,200,000
---------------------------------------------------------------------------------------------------------------

Hillsborough (County of) Industrial
Development Authority (Tampa
Metropolitan Area YMCA Project); VRD
Series 2000 IDR (LOC-Bank of America,
N.A.)
    2.35%, 03/01/25                                (b)(c)(i)       --       --              5,550    5,550,000
---------------------------------------------------------------------------------------------------------------

Jacksonville (City of) (Baptist Medical
Center); Commercial Paper Series 2004
RB (LOC-Bank of America, N.A.)
    1.93%, 07/27/05                                (b)           A-1+       --             18,000   18,000,000
---------------------------------------------------------------------------------------------------------------

Jacksonville (City
of) Health
Facilities Authority
(Samuel C. Taylor
Foundation Project);
VRD Series 1998 RB
(LOC-Bank of
America, N.A.)
(Acquired 02/20/01;
Cost $2,600,000)
    2.35%,12/01/23                                 (b)(c)(i)(l)    --       --              2,600    2,600,000
---------------------------------------------------------------------------------------------------------------

Jacksonville (City of) Health Facilities
Authority (University of Florida
Jacksonville Physicians, Inc.); VRD
Series 2002 RB (LOC-Bank of America,
N.A.)
    2.35%, 06/01/22                                (b)(c)          --   VMIG-1             11,705   11,705,000
---------------------------------------------------------------------------------------------------------------

Miami-Dade (County of) Educational
Facilities Authority (Carlos Albizu
University Project); VRD Series 2000 RB
(LOC-Bank of America, N.A.)
    2.35%, 12/01/25                                (b)(c)(i)       --       --              9,200    9,200,000
---------------------------------------------------------------------------------------------------------------

Miami-Dade (County of) Industrial
Development Authority (Palmer Trinity
Private School Project); VRD Series 1999
IDR (LOC-Bank of America, N.A.)
    2.35%, 12/01/19                                (b)(c)(i)       --       --              3,100    3,100,000
---------------------------------------------------------------------------------------------------------------

Miami-Dade (County
of) Water & Sewer
System; VRD Series
1994 RB
    2.26%, 10/05/22                                (c)(d)        A-1+   VMIG-1             10,600   10,600,000
---------------------------------------------------------------------------------------------------------------

Morgan Stanley & Co.
Inc. Trust Floater
Ctfs. (State of
Florida Department
of Environmental
Protection);
Floating Rate Trust
Ctfs. VRD Series
2002-722 RB
(Acquired 11/13/02;
Cost $9,850,000)
    2.31%, 07/01/22                                (c)(l)(m)      A-1       --              9,850    9,850,000
---------------------------------------------------------------------------------------------------------------

North Miami (City of) Educational
Facilities (Miami Country Day School
Project); VRD Series 1999 RB (LOC-
Bank of America, N.A.)
    2.35%, 08/01/19                                (b)(c)(i)       --       --              1,650    1,650,000
---------------------------------------------------------------------------------------------------------------

TFIT-QTR-1

                                                                  RATINGS     (a)         PAR
                                                               S&P    MOODY'S            (000)        VALUE
---------------------------------------------------------------------------------------------------------------

FLORIDA--(CONTINUED)
Orange (County of) Health Facilities
Authority (Presbyterian Retirement
Communities Project); VRD Series 1998
RB (LOC-Bank of America, N.A.)
    2.35%, 11/01/28                                (b)(c)(i)       --       --        $     1,945 $  1,945,000
---------------------------------------------------------------------------------------------------------------

Orange (County of)
Industrial
Development
Authority (Christian
Prison Project); VRD
Series 2003 A IDR
(LOC-Regions Bank)
    2.32%, 02/01/23                                (b)(c)          --   VMIG-1              4,535    4,535,000
---------------------------------------------------------------------------------------------------------------

Palm Beach (County
of) Educational
Facilities Authority
(Atlantic College
Project); Educational
Facilities VRD Series
2001 RB (LOC-Bank of
America, N.A.)
    2.35%, 12/01/31                                (b)(c)(i)       --       --              2,700    2,700,000
---------------------------------------------------------------------------------------------------------------

Palm Beach (County
of) Health
Facilities Authority
(Jupiter Medical
Center Inc.); VRD
Series 1999 B RB
(LOC-Wachovia Bank,
N.A.) (Acquired
11/12/04; Cost
$8,750,000)
    2.35%, 08/01/20                                (b)(c)(i)(l)    --       --              8,750    8,750,000
---------------------------------------------------------------------------------------------------------------

Palm Beach (County
of) School Board;
VRD Series 2002 B COP
    2.27%, 08/01/27                                (c)(d)          --   VMIG-1              1,000    1,000,000
---------------------------------------------------------------------------------------------------------------

Palm Beach (County of) School District;
Sales Tax Revenue Commercial Paper
Notes Series 2005 (LOC-Bank of
America, N.A.)
    2.55%, 08/15/05                                (b)           A-1+      P-1             11,500   11,500,000
---------------------------------------------------------------------------------------------------------------

Reedy Creek
Improvement
District; Utility
Series 2005 1145 RB
(Acquired 06/085/05;
Cost $12,100,000)
    2.31%, 10/01/19                                (c)(d)(i)(l)    --       --             12,100   12,100,000
---------------------------------------------------------------------------------------------------------------

Tampa (City of) (Agency for Community
Treatment DACCO Project); VRD Series
2001 RB (LOC-Bank of America, N.A.)
    2.35%, 07/01/22                                (b)(c)(i)       --       --              5,080    5,080,000
===============================================================================================================
                                                                                                   150,615,000
===============================================================================================================

GEORGIA--3.57%
ABN AMRO Munitops
Ctfs. Trust (State
of Georgia); Non-AMT
VRD Series 2004-15
Ctfs. (Acquired
10/12/04; Cost
$9,995,000)
    2.32%, 01/01/12                                (c)(l)(m)       --   VMIG-1              9,995    9,995,000
---------------------------------------------------------------------------------------------------------------

Albany-Dougherty
(County of) Hospital
Authority (Phoebe
Hospital); VRD
Series 2002 RAN
    2.24%, 09/01/32                                (d)(g)          --   VMIG-1             20,900   20,900,000
---------------------------------------------------------------------------------------------------------------

Bartow (County of)
School District;
Unlimited Tax Series
2003 GO
    3.00%, 11/01/05                                               AA+       --                950      952,829
---------------------------------------------------------------------------------------------------------------

TFIT-QTR-1

                                                                  RATINGS     (a)         PAR
                                                               S&P    MOODY'S            (000)        VALUE
---------------------------------------------------------------------------------------------------------------

GEORGIA--(CONTINUED)
CDC Municipal
Products, Inc.
(Forsyth (County of)
School District);
VRD Unlimited Tax
Series 2004-6 A GO
(Acquired 10/20/04;
Cost $3,000,000)
    2.32%, 02/01/18                                (c)(l)(m)     A-1+       --        $     3,000 $  3,000,000
---------------------------------------------------------------------------------------------------------------

Clayton (County of)
Development
Authority (Delta
Airlines Project);
Special Facilities
VRD Series 2000 A RB
(CEP-General
Electric Capital
Corp.)
    2.30%, 06/01/29                                (c)           A-1+   VMIG-1             12,000   12,000,000
---------------------------------------------------------------------------------------------------------------

Cobb (County of)
Development
Authority (Institute
Nuclear Power
Operations); VRD
Series 1998 IDR
(LOC-Sun Trust Bank)
(Acquired 06/29/05;
Cost $6,330,000)
    2.29%, 02/01/13                                (b)(c)(l)       --      Aa2              6,330    6,330,000
---------------------------------------------------------------------------------------------------------------

Cobb (County of) Development Authority
(YMCA of Cobb County); VRD Series
2003 RB (LOC-Branch Banking & Trust
Co.)
    2.30%, 12/01/25                                (b)(c)          --   VMIG-1              1,000    1,000,000
---------------------------------------------------------------------------------------------------------------

Eagle Tax Exempt
Trust (State of
Georgia); VRD Series
2000-1001 Class C
COP (Acquired
07/26/00; Cost
$20,000,000)
    2.32%, 07/01/15                                (c)(l)(m)     A-1+       --             20,000   20,000,000
---------------------------------------------------------------------------------------------------------------

Fulton (County of)
Development
Authority (Bridgeway
Foundation for
Education Project);
Educational
Facilities VRD
Series 2000 RB
(LOC-Wachovia Bank,
N.A.)
    2.34%, 06/01/15                                (b)(c)        A-1+       --              1,400    1,400,000
---------------------------------------------------------------------------------------------------------------

JPMorgan PUTTERs (Atlanta (State of)
Water & Wastewater); VRD Series 2004
520 RB (Acquired 04/20/05; Cost
$24,995,000)
    2.32%, 05/01/12                                (c)(l)(m)      A-1       --             24,995   24,995,000
---------------------------------------------------------------------------------------------------------------

Smyrna (City of)
Hospital Authority
(Ridgeview Institute
Inc. Project); VRD
Series 2002 RB
(LOC-Wachovia Bank,
N.A.)
    2.34%, 11/01/27                                (b)(c)          --   VMIG-1              2,060    2,060,000
---------------------------------------------------------------------------------------------------------------

Tallapoosa (City of)
Development
Authority (U.S. Can
Co. Project);
Refunding VRD Series
1994 IDR
(LOC-Deutsche Bank
A.G.)
    2.40%, 02/01/15                                (b)(c)         A-1       --              2,000    2,000,000
---------------------------------------------------------------------------------------------------------------

Wachovia MERLOTs
(City of Dalton);
Utilities VRD Series
2003 A02 RB
(Acquired 08/25/04;
Cost $4,825,000)
    2.32%, 01/01/12                                (c)(l)(m)       --   VMIG-1              4,825    4,825,000
===============================================================================================================
                                                                                                   109,457,829
===============================================================================================================

TFIT-QTR-1

                                                                  RATINGS     (a)         PAR
                                                               S&P    MOODY'S            (000)        VALUE
---------------------------------------------------------------------------------------------------------------

HAWAII--0.32%
Eagle Tax Exempt
Trust (State of
Hawaii); VRD Series
2000-1101 COP
(Acquired 01/11/01;
Cost $6,000,000)
    2.32%, 12/01/16                                (c)(l)(m)     A-1+       --        $     6,000 $  6,000,000
---------------------------------------------------------------------------------------------------------------

Wachovia MERLOTs (State of Hawaii);
Unlimited Tax VRD Series 2003 A16 GO
(Acquired 02/27/03; Cost $3,875,000)
    2.32%, 07/01/18                                (c)(l)(m)       --   VMIG-1              3,875    3,875,000
===============================================================================================================
                                                                                                     9,875,000
===============================================================================================================

IDAHO--1.31%
Custer (County of)
Pollution Control
(Amoco Oil
Co.-Standard Oil
Industry Project);
VRD Series 1983 RB
    2.45%, 10/01/05                                (e)(f)        A-1+      Aa1             23,000   23,000,000
---------------------------------------------------------------------------------------------------------------

Idaho (State of);
Unlimited Tax Series
2005 GO TAN
    4.00%, 06/30/06                                             SP-1+    MIG-1             15,000   15,198,150
---------------------------------------------------------------------------------------------------------------

Magic Valley
Healthcare System
Inc. (Magic Valley
Regional Medical
Center Project); VRD
Series 2001 RB
(LOC-Wells Fargo
Bank N.A.)
    2.30%, 12/01/21                                (b)(c)          --   VMIG-1              2,040    2,040,000
===============================================================================================================
                                                                                                    40,238,150
===============================================================================================================

ILLINOIS--13.21%
ABN AMRO Munitops
Ctfs. Trust (City of
Chicago); Refunding
Multi-State Non-AMT
VRD Limited Tax
Series 2001-34 Ctfs.
(Acquired 11/15/01;
Cost $10,000,000)
    2.33%, 07/01/07                                (c)(l)(m)       --   VMIG-1             10,000   10,000,000
---------------------------------------------------------------------------------------------------------------

Bear Stearns
Municipal Securities
Trust Ctfs. (State
of Illinois Sales
Tax); VRD Series
1998-25  A RB
(Acquired 08/26/99;
Cost $10,000,000)
    2.32%, 03/15/07                                (c)(l)(m)      A-1      Aa2             10,000   10,000,000
---------------------------------------------------------------------------------------------------------------

Bear Stearns
Municipal Securities
Trust Ctfs. (State
of Illinois); VRD
Series 2002-190  A
RB (Acquired
05/06/02; Cost
$10,130,000)
    2.32%, 06/05/14                                (c)(l)(m)      A-1       --             10,130   10,130,000
---------------------------------------------------------------------------------------------------------------

CDC Municipal
Products, Inc.
(University of
Illinois); VRD
Series 2005-10 A RB
(Acquired 04/27/05;
Cost $3,405,000)
    2.32%, 04/01/19                                (c)(l)(m)     A-1+       --              3,405    3,405,000
---------------------------------------------------------------------------------------------------------------

Chicago (City of); VRD Limited Tax
Obligation Tender Series 2004 GO (LOC-
State Street Bank & Trust Co.)
    2.20%, 12/08/05                                (b)(e)(j)    SP-1+    MIG-1              7,000    7,000,000
---------------------------------------------------------------------------------------------------------------

TFIT-QTR-1

                                                                  RATINGS     (a)         PAR
                                                               S&P    MOODY'S            (000)        VALUE
---------------------------------------------------------------------------------------------------------------

ILLINOIS--(CONTINUED)
Cook (County of)
(Catholic
Theological Union
Project); VRD Series
2005 RB (LOC-Bank of
Montreal)
    2.31%, 02/01/35                                (b)(c)          --   VMIG-1        $     4,000 $  4,000,000
---------------------------------------------------------------------------------------------------------------

Cook (County of)
High School District
No. 201 (J. Sterling
Morton Township);
School Limited Tax
Series 2004 GO
    4.38%, 12/01/05                                (d)             --      Aaa              5,000    5,046,901
---------------------------------------------------------------------------------------------------------------

Eagle Tax Exempt
Trust (City of
Chicago Park
District); VRD
Unlimited Tax Series
2002-1306 A COP
(Acquired 05/02/02;
Cost $5,500,000)
    2.32%, 01/01/29                                (c)(l)(m)     A-1+       --              5,500    5,500,000
---------------------------------------------------------------------------------------------------------------

Eagle Tax Exempt
Trust (City of
Chicago Public
Building
Commission); VRD
Series 2003-0015  A
COP (Acquired
05/14/03; Cost
$2,800,000)
    2.32%, 12/01/14                                (c)(l)(m)     A-1+       --              2,800    2,800,000
---------------------------------------------------------------------------------------------------------------

Eagle Tax Exempt
Trust (City of
Chicago Water &
Sewer); VRD Series
2001-1308 COP
(Acquired 12/12/01;
Cost $8,655,000)
    2.32%, 11/01/26                                (c)(l)(m)     A-1+       --              8,655    8,655,000
---------------------------------------------------------------------------------------------------------------

Eagle Tax Exempt
Trust (City of
Chicago); VRD Series
2001-1305 COP
(Acquired 04/02/01;
Cost $4,950,000)
    2.43%, 01/01/35                                (c)(l)(m)     A-1+       --              4,950    4,950,000
---------------------------------------------------------------------------------------------------------------

Eagle Tax Exempt
Trust (County of
Cook Regional
Transportation
Authority); VRD
Series 2000-1303 COP
(Acquired 03/26/01;
Cost $19,000,000)
    2.32%, 07/01/23                                (c)(l)(m)     A-1+       --             19,000   19,000,000
---------------------------------------------------------------------------------------------------------------

Eagle Tax Exempt
Trust (State of
Illinois); VRD
Series 2000-1304 COP
(Acquired 06/27/00;
Cost $7,340,000)
    2.32%, 06/01/21                                (c)(l)(m)     A-1+       --              7,340    7,340,000
---------------------------------------------------------------------------------------------------------------

Eagle Tax Exempt
Trust (State of
Illinois); VRD
Unlimited Tax Series
2003-0023 A COP
(Acquired 06/12/03;
Cost $3,775,000)
    2.32%, 06/01/15                                (c)(l)(m)     A-1+       --              3,775    3,775,000
---------------------------------------------------------------------------------------------------------------

Illinois (State of)
Development Finance
Authority (BAPS Inc.
Project); VRD Series
2002 RB
(LOC-Comerica Bank)
    2.31%, 06/01/17                                (b)(c)         A-1       --              8,205    8,205,000
---------------------------------------------------------------------------------------------------------------

Illinois (State of) Development Finance
Authority (British Home for Retired Men
& Women); VRD Series 2001 RB (LOC-
ABN AMRO Bank N.V.)
    2.31%, 11/01/27                                (b)(c)         A-1       --              8,740    8,740,000
---------------------------------------------------------------------------------------------------------------

TFIT-QTR-1

                                                                  RATINGS     (a)         PAR
                                                               S&P    MOODY'S            (000)        VALUE
---------------------------------------------------------------------------------------------------------------

ILLINOIS--(CONTINUED)
Illinois (State of) Development Finance
Authority (Chicago Shakespeare Theater
Project); VRD Series 1999 RB (LOC-
ABN AMRO Bank N.V.)(Acquired
09/24/03; Cost $4,100,000)
    2.31%, 01/01/19                                (b)(c)(l)      A-1       --        $     4,100 $  4,100,000
---------------------------------------------------------------------------------------------------------------

Illinois (State of)
Development Finance
Authority (Embers
Elementary School
Project);
Educational
Facilities VRD
Series 2002 RB
(LOC-ABN AMRO Bank
N.V.) (Acquired
11/04/03; Cost
$2,215,000)
    2.32%, 04/01/32                                (b)(c)(l)      A-1       --              2,215    2,215,000
---------------------------------------------------------------------------------------------------------------

Illinois (State of)
Development Finance
Authority (Institute
of Gas Technology
Project); VRD Series
1999 IDR (LOC-Bank
of Montreal)
    2.33%, 09/01/24                                (b)(c)        A-1+       --              2,000    2,000,000
---------------------------------------------------------------------------------------------------------------

Illinois (State of)
Development Finance
Authority (Lyric
Opera Chicago
Project); VRD Series
1994 RB
(LOC-Northern Trust
Co., Bank of
Montreal, JPMorgan
Chase Bank)
    2.35%, 12/01/28                                (b)(c)        A-1+   VMIG-1             49,800   49,800,000
---------------------------------------------------------------------------------------------------------------

Illinois (State of)
Development Finance
Authority (Mount
Carmel High School
Project); VRD Series
2003 RB
(LOC-JPMorgan Chase
Bank)
    2.31%, 07/01/33                                (b)(c)          --   VMIG-1              5,600    5,600,000
---------------------------------------------------------------------------------------------------------------

Illinois (State of)
Development Finance
Authority (North
Shore Country Day
School); VRD Series
2003 RB
(LOC-Northern Trust
Co.)
    2.31%, 07/01/33                                (b)(c)          --   VMIG-1              2,825    2,825,000
---------------------------------------------------------------------------------------------------------------

Illinois (State of)
Development Finance
Authority (Oak Park
Residence Corp.
Project); VRD Series
2001 RB (LOC-ABN
AMRO Bank N.V.)
(Acquired 01/29/03;
Cost $2,975,000)
    2.31%, 07/01/41                                (b)(c)(l)      A-1       --              2,975    2,975,000
---------------------------------------------------------------------------------------------------------------

Illinois (State of)
Development Finance
Authority (Sacred
Heart Schools
Project); VRD Series
2003 RB (LOC-Fifth
Third Bank)
    2.31%, 07/01/33                                (b)(c)          --   VMIG-1              4,600    4,600,000
---------------------------------------------------------------------------------------------------------------

Illinois (State of)
Development Finance
Authority (Uhlich
Childrens Home
Project); VRD Series
2002 IDR
(LOC-JPMorgan Chase
Bank)
    2.35%, 10/01/33                                (b)(c)          --   VMIG-1              1,200    1,200,000
---------------------------------------------------------------------------------------------------------------

TFIT-QTR-1

                                                                  RATINGS     (a)         PAR
                                                               S&P    MOODY'S            (000)        VALUE
---------------------------------------------------------------------------------------------------------------

ILLINOIS--(CONTINUED)
Illinois (State of) Educational Facilities
Authority (Aurora University); VRD
Cultural Pooled Financing Series 1998
RB (LOC-Bank of America , N.A.)
    2.32%, 03/01/28                                (b)(c)        A-1+       --        $     6,470 $  6,470,000
---------------------------------------------------------------------------------------------------------------

Illinois (State of)
Educational
Facilities Authority
(Aurora University);
VRD Series 2002 RB
(LOC-Fifth Third
Bank)
    2.40%, 03/01/32                                (b)(c)          --   VMIG-1              3,300    3,300,000
---------------------------------------------------------------------------------------------------------------

Illinois (State of)
Educational
Facilities Authority
(Blackburn
University);
Cultural Pooled
Financing VRD Series
1999 RB (LOC-Bank of
America, N.A.)
    2.32%, 07/01/29                                (b)(c)        A-1+       --              1,385    1,385,000
---------------------------------------------------------------------------------------------------------------

Illinois (State of)
Educational
Facilities Authority
(Chicago Childrens
Museum); VRD Series
1994 RB
(LOC-JPMorgan Chase
Bank)
    2.35%, 02/01/28                                (b)(c)         A-1   VMIG-1              1,200    1,200,000
---------------------------------------------------------------------------------------------------------------

Illinois (State of)
Educational
Facilities Authority
(Columbia College
Chicago); VRD Series
2000 RB (LOC-Bank of
Montreal)
    2.28%, 06/01/30                                (b)(c)        A-1+       --              1,700    1,700,000
---------------------------------------------------------------------------------------------------------------

Illinois (State of)
Educational
Facilities Authority
(Dominican
University); VRD
Series 2000 B RB
(LOC-Allied Irish
Banks)
    2.35%, 10/01/30                                (b)(c)          --   VMIG-1              8,000    8,000,000
---------------------------------------------------------------------------------------------------------------

Illinois (State of)
Educational
Facilities Authority
(National Louis
University); VRD
Series 1999 A RB
(LOC-JPMorgan Chase
Bank)
    2.31%, 06/01/29                                (b)(c)        A-1+       --              9,200    9,200,000
---------------------------------------------------------------------------------------------------------------

Illinois (State of)
Finance Authority
(Illinois Institute
of Technology); VRD
Series 2004 RB
(LOC-Bank of
Montreal)
    2.31%, 12/01/24                                (b)(c)          --   VMIG-1              5,000    5,000,000
---------------------------------------------------------------------------------------------------------------

Illinois (State of)
Finance Authority
(Joan W. & Irving B.
Dance Project); VRD
Series 2005 RB
(LOC-Bank of
America, N.A.)
    2.31%, 03/01/40                                (b)(c)          --   VMIG-1              5,000    5,000,000
---------------------------------------------------------------------------------------------------------------

Illinois (State of)
Finance Authority
(Kohl Children's
Museum); VRD Series
2004 RB (LOC-Fifth
Third Bank)
    2.31%, 07/01/34                                (b)(c)          --   VMIG-1              2,680    2,680,000
---------------------------------------------------------------------------------------------------------------

Illinois (State of)
Finance Authority
(Mercy Alliance
Project); VRD Series
2005 RB (LOC-M&I
Marshall & Ilsley
Bank)
    2.32%, 02/15/35                                (b)(c)          --   VMIG-1              7,000    7,000,000
---------------------------------------------------------------------------------------------------------------

TFIT-QTR-1

                                                                  RATINGS     (a)         PAR
                                                               S&P    MOODY'S            (000)        VALUE
---------------------------------------------------------------------------------------------------------------

ILLINOIS--(CONTINUED)
Illinois (State of)
Finance Authority
(Northwestern
Memorial Hospital);
VRD Series 2004 B-2
RB
    2.23%, 08/15/38                                (g)           A-1+   VMIG-1        $    24,200 $ 24,200,000
---------------------------------------------------------------------------------------------------------------

Illinois (State of)
Finance Authority
(Richard H. Driehaus
Museum); VRD Series
2005 RB
(LOC-Northern Trust
Co.)
    2.31%, 02/01/35                                (b)(c)          --   VMIG-1              2,900    2,900,000
---------------------------------------------------------------------------------------------------------------

Illinois (State of) Finance Authority
(Sunshine Through Golf Foundation
Project); VRD Series 2004 A RB (LOC-
ABN AMRO Bank N.V.)
    2.32%, 11/01/24                                (b)(c)         A-1       --              2,100    2,100,000
---------------------------------------------------------------------------------------------------------------

Illinois (State of)
Health Facilities
Authority
(Bensenville Home
Society); VRD Series
1989 A RB
(LOC-JPMorgan Chase
Bank)
    2.30%, 02/15/19                                (b)(c)        A-1+       --              1,100    1,100,000
---------------------------------------------------------------------------------------------------------------

Illinois (State of)
Health Facilities
Authority
(Franciscan
Eldercare Service);
VRD Series 2001 RB
(LOC-ABN AMRO Bank
N.V.)
    2.29%, 05/15/32                                (b)(c)         A-1       --             10,615   10,615,000
---------------------------------------------------------------------------------------------------------------

Illinois (State of)
Health Facilities
Authority (Peace
Memorial
Ministries); VRD
Series 2003 B RB
(LOC-ABN AMRO Bank
N.V.)
    2.29%, 08/15/33                                (b)(c)         A-1       --              9,845    9,845,000
---------------------------------------------------------------------------------------------------------------

Illinois (State of)
Health Facilities
Authority (St. Lukes
Medical Center); VRD
Series 1998 B RB
    2.25%, 11/15/23                                (c)(d)        A-1+   VMIG-1              1,000    1,000,000
---------------------------------------------------------------------------------------------------------------

Lombard (City of)
(Clover Creek
Apartments Project);
VRD Multi-Family
Housing Series 2000
RB (CEP-Federal
National Mortgage
Association)
    2.31%, 12/15/30                                (c)           A-1+       --             14,855   14,855,000
---------------------------------------------------------------------------------------------------------------

Macon (County of)
(Millikin
University); VRD
Series 1999 RB
    2.30%, 10/01/28                                (c)(d)        A-1+       --              5,200    5,200,000
---------------------------------------------------------------------------------------------------------------

McCook (City of) (Illinois Saint Andrew
Society); VRD Series 1996 A RB (LOC-
Northern Trust Co.)
    2.32%, 12/01/21                                (b)(c)        A-1+       --              5,000    5,000,000
---------------------------------------------------------------------------------------------------------------

Orland Hills (City of); Multi-Family
Housing VRD Series 1995 A RB (LOC-
ABN AMRO Bank N.V.)
    2.31%, 12/01/14                                (b)(c)         A-1       --              2,470    2,470,000
---------------------------------------------------------------------------------------------------------------

Wachovia MERLOTs
(Central Lake County
Joint Action Water
Agency); VRD Series
2003 B18 RB
(Acquired 02/19/03;
Cost $3,145,000)
    2.32%, 05/01/20                                (c)(l)(m)       --   VMIG-1              3,145    3,145,000
---------------------------------------------------------------------------------------------------------------

TFIT-QTR-1

                                                                      RATINGS     (a)         PAR
                                                                   S&P    MOODY'S            (000)      VALUE
---------------------------------------------------------------------------------------------------------------

ILLINOIS--(CONTINUED)
Wachovia MERLOTs (City of Chicago
Board of Education); VRD Unlimited Tax
Series 2000 A4 GO (Acquired 11/12/03;
Cost $4,845,000)
    2.11%, 11/10/05                                (e)(j)(l)(m)(n) --   VMIG-1        $     4,845 $  4,845,000
---------------------------------------------------------------------------------------------------------------

Wachovia MERLOTs
(City of Chicago
Emergency Telephone
System); VRD Limited
Tax Series 2002 A44
GO (Acquired
08/02/02; Cost
$7,835,000)
    2.32%, 01/01/20                                (c)(l)(m)       --   VMIG-1              7,835    7,835,000
---------------------------------------------------------------------------------------------------------------

Wachovia MERLOTs (City of Chicago);
VRD Limited Tax Series 2000 A12 GO
(Acquired 08/26/99; Cost $10,000,000)
    2.32%, 01/01/23                                (c)(l)(m)       --   VMIG-1             10,000   10,000,000
---------------------------------------------------------------------------------------------------------------

Wachovia MERLOTs
(Cook County
Regional
Transportation
Authority); VRD
Series 2001 A93 RB
(Acquired 10/10/01;
Cost $3,660,000)
    2.32%, 07/01/27                                (c)(l)(m)       --   VMIG-1              3,660    3,660,000
---------------------------------------------------------------------------------------------------------------

Wachovia MERLOTs
(Cook County
Regional
Transportation
Authority); VRD
Unlimited Tax Series
2002 A41 GO
(Acquired 07/25/02;
Cost $17,730,000)
    2.32%, 06/01/17                                (c)(l)(m)       --   VMIG-1             17,730   17,730,000
---------------------------------------------------------------------------------------------------------------

Wachovia MERLOTs
(Cook County); VRD
Unlimited Tax Series
2003 B11 GO
(Acquired 01/29/03;
Cost $6,995,000)
    2.32%, 11/15/25                                (c)(l)(m)       --   VMIG-1              6,995    6,995,000
---------------------------------------------------------------------------------------------------------------

Wachovia MERLOTs (Regional
Transportation Authority); VRD Series
2001 A69 RB (Acquired 11/09/04; Cost
$11,745,000)
    2.11%, 11/10/05                                (e)(j)(l)(m)(n) --   VMIG-1             11,745   11,745,000
---------------------------------------------------------------------------------------------------------------

Wachovia MERLOTs (State of Illinois);
VRD Unlimited Tax Series 2001 A124
GO (Acquired 11/26/01; Cost $7,890,000)
    2.32%, 11/01/26                                (c)(l)(m)      A-1       --              7,890    7,890,000
---------------------------------------------------------------------------------------------------------------

Wachovia MERLOTs (University of
Illinois); VRD Series 2000 S GO
(Acquired 03/20/00; Cost $7,400,000)
    2.32%, 04/01/30                                (c)(l)(m)       --   VMIG-1              7,400    7,400,000
===============================================================================================================
                                                                                                   405,326,901
===============================================================================================================

INDIANA--3.49%
ABN AMRO Munitops
Ctfs. Trust
(Township of Wayne,
County of Marion
School Building
Corp.); Multi-State
Non-AMT VRD Series
2003-27 RB (Acquired
11/12/03; Cost
$13,795,000)
    2.33%, 07/15/11                                (c)(l)(m)       --   VMIG-1             13,795   13,795,000
---------------------------------------------------------------------------------------------------------------

TFIT-QTR-1

                                                                      RATINGS     (a)         PAR
                                                                   S&P    MOODY'S            (000)      VALUE
---------------------------------------------------------------------------------------------------------------

INDIANA--(CONTINUED)
CDC Municipal
Products, Inc.
(Indiana (State of)
Transportation
Finance Authority);
Highway VRD Series
2004-5 A RB
(Acquired 10/21/04;
Cost $2,000,000)
    2.31%, 12/01/18                                (c)(l)(m)     A-1+       --        $     2,000 $  2,000,000
---------------------------------------------------------------------------------------------------------------

Indiana (State of)
Bond Bank; Advance
Funding Program
Series 2005 A RN
    3.25%, 01/26/06                                             SP-1+    MIG-1             20,000   20,106,337
---------------------------------------------------------------------------------------------------------------

Indiana (State of)
Bond Bank; Midyear
Funding Program
Series 2005 A RN
    3.50%, 01/27/06                                             SP-1+    MIG-1             18,000   18,101,472
---------------------------------------------------------------------------------------------------------------

Indiana (State of)
Health Facilities
Financing Authority
(Golden Years
Homestead); VRD
Series 2002  A RB
(LOC-Wells Fargo
Bank N.A.)
    2.30%, 06/01/25                                (b)(c)        A-1+       --              6,500    6,500,000
---------------------------------------------------------------------------------------------------------------

Indiana (State of) Health Facility
Financing Authority (Community
Hospitals Project); VRD Hospital Series
2000 A RB (LOC-Bank of America, N.A.)
    2.30%, 07/01/28                                (b)(c)        A-1+       --              9,815    9,815,000
---------------------------------------------------------------------------------------------------------------

Indiana (State of)
Municipal Power
Agency; Refunding
Power Supply System
VRD Series 1998 A RB
(LOC-Toronto-Dominion
Bank)
    2.28%, 01/01/18                                (b)(c)         A-1   VMIG-1              2,700    2,700,000
---------------------------------------------------------------------------------------------------------------

Indianapolis (City
of) Local Public
Improvement Bond
Bank; Refunding VRD
Series 2002 F-1 RB
    2.23%, 02/01/20                                (c)(d)        A-1+       --             15,000   15,000,000
---------------------------------------------------------------------------------------------------------------

JPMorgan PUTTERs
(Merrillville (City
of) Multi School
Building Corp.); VRD
Series 2005 923 RB
(Acquired 06/09/05;
Cost $4,780,000)
    2.32%, 01/15/13                                (c)(l)(m)      A-1       --              4,780    4,780,000
---------------------------------------------------------------------------------------------------------------

Kokomo (City of)
Hospital Authority
(St. Joseph's
Hospital Center);
Refunding Hospital
Series 1993 RB
    6.35%, 08/15/05                                (e)(h)         AAA      Aaa              3,000    3,016,824
---------------------------------------------------------------------------------------------------------------

Purdue University
(Student Fee);
University Series
1996 M RB
    6.00%, 07/01/06                                (e)(h)          AA      NRR              1,950    2,034,366
---------------------------------------------------------------------------------------------------------------

Wachovia MERLOTs
(County of Porter
Jail Building
Corp.); VRD Series
2001 A58 RB
(Acquired 11/12/03;
Cost $9,410,000)
    2.11%, 11/10/05                                (e)(j)(l)(m)(n) --   VMIG-1              9,410    9,410,000
===============================================================================================================
                                                                                                   107,258,999
===============================================================================================================

TFIT-QTR-1

                                                                  RATINGS     (a)         PAR
                                                               S&P    MOODY'S            (000)        VALUE
---------------------------------------------------------------------------------------------------------------

IOWA--1.11%
Iowa (State of)
Finance Authority
(Morningside College
Project); Private
College Facility VRD
Series 2002 RB
(LOC-U.S. Bank N.A.)
    2.35%, 10/01/32                                (b)(c)        A-1+       --        $     2,320 $  2,320,000
---------------------------------------------------------------------------------------------------------------

Iowa (State of)
Finance Authority
Retirement Community
(Deerfield
Retirement
Community); VRD
Series 2003 A RB
(LOC-ABN AMRO Bank
N.V.)
    2.29%, 12/01/33                                (b)(c)         A-1       --             15,000   15,000,000
---------------------------------------------------------------------------------------------------------------

Iowa (State of) Higher Education Loan
Authority (Graceland Private College);
VRD Series 2003 RB (LOC-Bank of
America, N.A.)
    2.35%, 02/01/33                                (b)(c)          --   VMIG-1              5,890    5,890,000
---------------------------------------------------------------------------------------------------------------

Iowa (State of)
School Cash
Anticipation
Program; Series 2005
B RN
    3.50%, 01/27/06                                (d)             --    MIG-1             10,700   10,773,398
===============================================================================================================
                                                                                                    33,983,398
===============================================================================================================

KANSAS--1.16%
Eagle Tax Exempt
Trust (County of
Wyandotte Unified
Government Utility
System); VRD Series
2004-0038 A COP
(Acquired 09/08/04;
Cost $5,000,000)
    2.32%, 09/01/21                                (c)(l)(m)     A-1+       --              5,000    5,000,000
---------------------------------------------------------------------------------------------------------------

Kansas (State of)
Development Finance
Authority (Deaconess
Long Term Care);
Health Facilities
VRD Series 2000 C RB
(LOC-ABN AMRO Bank
N.V.)
    2.26%, 05/15/30                                (b)(c)          --   VMIG-1              4,280    4,280,000
---------------------------------------------------------------------------------------------------------------

Leawood (City of);
Unlimited Tax
Temporary Notes
Series 2004-2 GO
    3.00%, 10/01/05                                                --    MIG-1             14,000   14,045,975
---------------------------------------------------------------------------------------------------------------

Lenexa (City of)
Health Care
Facilities (Lakeview
Village Inc.); VRD
Series 2002 B RB
(LOC-ABN AMRO Bank
N.V.)
    2.29%, 05/15/32                                (b)(c)         A-1       --              5,400    5,400,000
---------------------------------------------------------------------------------------------------------------

Olathe (City of) Recreational Facilities
(YMCA of Greater Kansas City Project);
VRD Series 2002 B RB (LOC-Bank of
America, N.A.)
    2.35%, 11/01/18                                (b)(c)          --   VMIG-1              3,500    3,500,000
---------------------------------------------------------------------------------------------------------------

Wichita (City of) Recreational Facilities
(YMCA of Wichita Project); VRD Series
1998 XI RB (LOC-Bank of America,
N.A.) (Acquired 02/15/01; Cost $3,500,000)
    2.35%, 08/01/09                                (b)(c)(l)     A-1+       --              3,500    3,500,000
===============================================================================================================
                                                                                                    35,725,975
===============================================================================================================

TFIT-QTR-1

                                                                  RATINGS     (a)         PAR
                                                               S&P    MOODY'S            (000)        VALUE
---------------------------------------------------------------------------------------------------------------

KENTUCKY--0.82%
Kentucky (State of)
Area Development
Districts Financing
Trust (Weekly
Acquisition-Ewing);
Lease Program VRD
Series 2000 RB
(LOC-Wachovia Bank,
N.A.)
    2.39%, 06/01/33                                (b)(c)        A-1+       --        $     5,660 $  5,660,000
---------------------------------------------------------------------------------------------------------------

Newport (City of)
Kentucky League of
Cities Funding
Trust; Lease VRD
Program Series 2002
RB (LOC-U.S. Bank
N.A.)
    2.56%, 04/01/32                                (b)(c)          --   VMIG-1             19,600   19,600,000
===============================================================================================================
                                                                                                    25,260,000
===============================================================================================================

LOUISIANA--0.60%
Eagle Tax Exempt
Trust (City of New
Orleans); VRD Series
2000-1801 COP
(Acquired 10/10/00;
Cost $6,000,000)
    2.32%, 12/01/21                                (c)(l)(m)     A-1+       --              6,000    6,000,000
---------------------------------------------------------------------------------------------------------------

Louisiana (State of)
(University &
Agriculture &
Mechanical College
Board); Refunding
Auxiliary VRD Series
2005 B RB
    2.29%, 07/01/34                                (c)(d)          --   VMIG-1              7,645    7,645,000
---------------------------------------------------------------------------------------------------------------

Louisiana (State of)
Offshore Terminal
Authority; Refunding
Deep Water Port VRD
Series 2003 B RB
(LOC-JPMorgan Chase
Bank)
    2.35%, 09/01/14                                (b)(c)        A-1+       --              1,600    1,600,000
---------------------------------------------------------------------------------------------------------------

Louisiana (State of)
Public Facilities
Authority (Glen
Retirement System
Project); VRD Series
2001 RB (LOC-AmSouth
Bank) (Acquired
08/15/01; Cost
$3,270,000)
    2.40%, 08/01/16                                (b)(c)(l)       --   VMIG-1              3,270    3,270,000
===============================================================================================================
                                                                                                    18,515,000
===============================================================================================================

MAINE--0.06%
JPMorgan PUTTERs
(State of Maine
Turnpike Authority);
VRD Turnpike Series
2004 546 RB
(Acquired 10/28/04;
Cost $1,795,000)
    2.32%, 07/01/12                                (c)(l)(m)       --   VMIG-1              1,795    1,795,000
===============================================================================================================

MARYLAND--0.59%
Frederick (County of) Retirement
Community (Buckingham's Choice Inc.
Project); VRD Series 1997 C RB (LOC-
Branch Banking & Trust Co.)
    2.32%, 01/01/27                                (b)(c)         A-1   VMIG-1              6,000    6,000,000
---------------------------------------------------------------------------------------------------------------

Howard (County of)
Economic Development
(Norbel School Inc.
Project); VRD Series
2001 RB (LOC-Branch
Banking & Trust Co.)
    2.30%, 02/01/28                                (b)(c)          --   VMIG-1              4,785    4,785,000
---------------------------------------------------------------------------------------------------------------

TFIT-QTR-1

                                                                  RATINGS     (a)         PAR
                                                               S&P    MOODY'S            (000)        VALUE
---------------------------------------------------------------------------------------------------------------

MARYLAND--(CONTINUED)
Maryland (State of)
Economic Development
Corp. (YMCA of
Central Maryland
Inc. Project); VRD
Series 2003 RB
(LOC-Branch Banking
& Trust Co.)
    2.30%, 04/01/28                                (b)(c)          --   VMIG-1        $     3,500 $  3,500,000
---------------------------------------------------------------------------------------------------------------

Morgan Stanley & Co.
Inc. Trust Floater
Ctfs. (State of
Maryland Health &
Higher Educational
Facilities
Authority); VRD
Floating Rate Trust
Ctfs. Series
2003-829 RB
(Acquired 06/19/03;
Cost $3,800,000)
    2.31% 08/15/38                                 (c)(l)(m)       --   VMIG-1              3,800    3,800,000
===============================================================================================================
                                                                                                    18,085,000
===============================================================================================================

MASSACHUSETTS--2.01%
Massachusetts (State
of) Health &
Educational
Facilities Authority
(Harvard
University); VRD
Series 2004 GG-1 RB
    2.10%, 07/01/29                                (c)           A-1+   VMIG-1             50,000   50,000,000
---------------------------------------------------------------------------------------------------------------

Massachusetts (State
of) Health &
Educational
Facilities Authority
(Partners Healthcare
System); VRD Series
2003-D-6 RB
    2.23%, 07/01/17                                (g)           A-1+   VMIG-1             10,200   10,200,000
---------------------------------------------------------------------------------------------------------------

Massachusetts (State
of) Water Resources
Authority; VRD
Series 2001 A RB
    2.26%, 08/01/23                                (c)(d)        A-1+   VMIG-1              1,400    1,400,000
===============================================================================================================
                                                                                                    61,600,000
===============================================================================================================

MICHIGAN--10.25%
Bruce (Township of)
Hospital Finance
Authority (Sisters
Charity of St.
Joseph); Health Care
System VRD Series
1988 A RB
    2.65%, 11/01/05                                (d)(e)(f)     A-1+   VMIG-1              2,000    2,000,000
---------------------------------------------------------------------------------------------------------------

Dearborn (City of)
Economic Development
Corp. (Henry Ford
Village Inc.
Project); VRD
Limited Tax Series
1998 IDR
(LOC-Comerica Bank)
    2.35%, 10/01/23                                (b)(c)(o)       --       --              8,600    8,600,000
---------------------------------------------------------------------------------------------------------------

Detroit (City of),
Sewer Disposal
System; Sr. Lien VRD
Series 2003 B RB
    2.25%, 07/01/33                                (d)(g)        A-1+   VMIG-1             15,000   15,000,000
---------------------------------------------------------------------------------------------------------------

Detroit (City of),
Water Supply System;
Refunding Second
Lien VRD Series 2004
A RB
    2.30%, 07/01/25                                (c)(d)          --   VMIG-1             35,000   35,000,000
---------------------------------------------------------------------------------------------------------------

Detroit (City of),
Water Supply System;
Refunding Sr. Lien
VRD Series 2003 D RB
    2.35%, 07/01/33                                (c)(d)        A-1+   VMIG-1             27,900   27,900,000
---------------------------------------------------------------------------------------------------------------

Detroit (City of),
Water Supply System;
Refunding Sr. Lien
VRD Series 2004 B RB
    2.30%, 07/01/23                                (c)(d)          --   VMIG-1             90,590   90,590,000
---------------------------------------------------------------------------------------------------------------

TFIT-QTR-1

                                                                  RATINGS     (a)         PAR
                                                               S&P    MOODY'S            (000)        VALUE
---------------------------------------------------------------------------------------------------------------

MICHIGAN--(CONTINUED)
Eagle Tax-Exempt
Trust (City of
Detroit School
District); VRD
Unlimited Tax Series
2002-6014  A GO
(Acquired 11/06/02;
Cost $7,105,000)
    2.32%, 05/01/32                                (c)(l)(m)     A-1+       --        $     7,105 $  7,105,000
---------------------------------------------------------------------------------------------------------------

Kalamazoo (County
of) Economic
Development Corp.
(Heritage Community
Project); Refunding
VRD Limited Tax
Series 2004 RB
(LOC-Fifth Third
Bank)
    2.29%, 05/15/17                                (b)(c)        A-1+       --              6,140    6,140,000
---------------------------------------------------------------------------------------------------------------

Kent (County of)
Hospital Finance
Authority
(Butterworth Health
System); Health Care
Series 1996 RB
    5.63%, 01/15/06                                (e)(h)         AAA      Aaa              5,275    5,463,812
---------------------------------------------------------------------------------------------------------------

Michigan (State of)
Higher Educational
Facilities Authority
(Hope College);
Refunding VRD
Limited Tax Series
2004 GO
(LOC-JPMorgan Chase
Bank)
    2.33%, 04/01/34                                (b)(c)         A-1       --              1,900    1,900,000
---------------------------------------------------------------------------------------------------------------

Michigan (State of)
Hospital Finance
Authority (Genesys
Health System);
Refunding Hospital
Series 1995 A RB
    8.10%, 10/01/05                                (e)(h)         AAA      Aaa              2,000    2,066,672
---------------------------------------------------------------------------------------------------------------

Michigan (State of)
Hospital Finance
Authority (Holland
Community Hospital);
VRD Series 2004 B RB
(LOC-JPMorgan Chase
Bank)
    2.32%, 01/01/34                                (b)(c)          --   VMIG-1              2,000    2,000,000
---------------------------------------------------------------------------------------------------------------

Michigan (State of)
Municipal Bond
Authority; Series
2004 B-2 RN
(LOC-JPMorgan Chase
Bank)
    3.00%, 08/23/05                                (b)          SP-1+       --             15,000   15,030,655
---------------------------------------------------------------------------------------------------------------

Michigan (State of);
Unlimited Tax Series
2004 A GO
    3.50%, 09/30/05                                             SP-1+    MIG-1             40,000   40,141,909
---------------------------------------------------------------------------------------------------------------

Michigan (State of);
VRD Series 2001 B GAN
    2.27%, 09/15/08                                (c)(d)        A-1+   VMIG-1             13,000   13,000,000
---------------------------------------------------------------------------------------------------------------

Oakland (County of)
Economic Development
Corp. (Rochester
College Project);
VRD Limited
Obligation Series
2001 RB
(LOC-JPMorgan Chase
Bank)
    2.32%, 08/01/21                                (b)(c)          --   VMIG-1              3,775    3,775,000
---------------------------------------------------------------------------------------------------------------

Wachovia MERLOTs
(City of Detroit
Sewage Disposal
System); VRD Series
2001 A112 RB
(Acquired 10/31/01;
Cost $4,895,000)
    2.32%, 07/01/32                                (c)(l)(m)       --   VMIG-1              4,895    4,895,000
---------------------------------------------------------------------------------------------------------------

TFIT-QTR-1

                                                                  RATINGS     (a)         PAR
                                                               S&P    MOODY'S            (000)        VALUE
---------------------------------------------------------------------------------------------------------------

MICHIGAN--(CONTINUED)
Wachovia MERLOTs
(City of Detroit
Sewage Disposal
System); VRD Series
2003 B41 RB
(Acquired 07/09/03;
Cost $8,995,000)
    2.32%, 07/01/26                                (c)(l)(m)       --   VMIG-1        $     8,995 $  8,995,000
---------------------------------------------------------------------------------------------------------------

Wachovia MERLOTs
(City of Detroit
Water Supply
System); VRD Series
2000 D RB (Acquired
01/21/00; Cost
$10,000,000)
    2.32%, 07/01/29                                (c)(l)(m)       --   VMIG-1             10,000   10,000,000
---------------------------------------------------------------------------------------------------------------

Wachovia MERLOTs
(State of Michigan
Hospital Finance
Authority); VRD
Series 1997 X RB
(Acquired 12/12/03;
Cost $15,000,000)
    2.32%, 08/15/24                                (c)(l)(m)       --   VMIG-1             15,000   15,000,000
===============================================================================================================
                                                                                                   314,603,048
===============================================================================================================

MINNESOTA--2.81%
JPMorgan PUTTERs
(State of Minnesota
Public Facilities
Authority); VRD
Drinking Water
Series 2002-319 COP
(Acquired 07/31/03;
Cost $14,000,000)
    2.32%, 03/01/21                                (c)(l)(m)      A-1       --             14,000   14,000,000
---------------------------------------------------------------------------------------------------------------

Minnesota (State of)
Higher Education
Facilities Authority
(Bethel College);
VRD Series 2004
Five-V RB
(LOC-Allied Irish
Banks)
    2.36%, 06/01/34                                (b)(c)          --   VMIG-1              2,250    2,250,000
---------------------------------------------------------------------------------------------------------------

Minnesota (State of) Higher Education
Facilities Authority (University of St.
Thomas); VRD Series 2004 Five-Z RB
(LOC-ABN AMRO Bank N.V.)
    2.31%, 10/01/29                                (b)(c)          --   VMIG-1              9,800    9,800,000
---------------------------------------------------------------------------------------------------------------

Minnesota (State
of); Refunding
Unlimited Tax Series
2003 GO
    2.00%, 08/01/05                                               AAA      Aa1              2,240    2,241,035
---------------------------------------------------------------------------------------------------------------

Rochester (City of)
Health Care
Facilities (Mayo
Foundation);
Commercial Paper
Notes, Adjustable
Tender Series 1988 F
    2.40%, 08/22/05                                              A-1+       --             20,000   20,000,000
---------------------------------------------------------------------------------------------------------------

Rochester (City of)
Health Care
Facilities (Mayo
Foundation);
Commercial Paper
Notes, Adjustable
Tender Series 2000 B
    2.44%, 08/02/05                                              A-1+       --             20,500   20,500,000
---------------------------------------------------------------------------------------------------------------

St. Paul (City of)
Housing &
Redevelopment
Authority (Science
Museum of
Minnesota); VRD
Series 1997 A RB
(LOC-U.S. Bank N.A.)
    2.31%, 05/01/27                                (b)(c)          --   VMIG-1             17,360   17,360,000
===============================================================================================================
                                                                                                    86,151,035
===============================================================================================================

TFIT-QTR-1

                                                                  RATINGS     (a)         PAR
                                                               S&P    MOODY'S            (000)        VALUE
---------------------------------------------------------------------------------------------------------------

MISSISSIPPI--2.12%
ABN AMRO Munitops
Ctfs. Trust (State
of Mississippi
Development
Board-Jackson Water
& Sewer);
Multi-State Non-AMT
VRD Series 2002-22
Ctfs. (Acquired
09/10/03; Cost
$9,995,000)
    2.33%, 09/01/10                                (c)(l)(m)       --   VMIG-1        $     9,995 $  9,995,000
---------------------------------------------------------------------------------------------------------------

Eagle Tax Exempt
Trust (State of
Mississippi); VRD
Unlimited Tax Series
2002-6018 Class A
COP (Acquired
11/20/02; Cost
$3,200,000)
    2.32%, 11/01/22                                (c)(l)(m)     A-1+       --              3,200    3,200,000
---------------------------------------------------------------------------------------------------------------

Mississippi (State
of) Business Finance
Corp. (Mississippi
College Project);
VRD Series 2003 RB
(LOC-AmSouth Bank)
(Acquired 07/17/03;
Cost $8,900,000)
    2.40%, 07/01/23                                (b)(c)(l)       --   VMIG-1              8,900    8,900,000
---------------------------------------------------------------------------------------------------------------

Mississippi (State
of) Business Finance
Corp. (St. Andrew
Episcopal Day
Project); VRD Series
2003 RB (LOC-Allied
Irish Banks)
    2.32%, 07/01/25                                (b)(c)          --   VMIG-1              3,800    3,800,000
---------------------------------------------------------------------------------------------------------------

Perry (County of)
(Leaf River Forest
Production Project);
Refunding VRD Series
2002 PCR
(LOC-Citibank N.A.)
    2.25%, 02/01/22                                (b)(c)        A-1+       --             30,800   30,800,000
---------------------------------------------------------------------------------------------------------------

University of
Mississippi
Educational Building
Corp. (Campus
Improvements
Project); VRD Series
2000 RB
    2.31%, 10/01/20                                (c)(d)          --   VMIG-1              8,235    8,235,000
===============================================================================================================
                                                                                                    64,930,000
===============================================================================================================

MISSOURI--1.69%
Kansas City (City
of) Municipal
Assistance Corp.;
Leasehold
Improvement Series
2004 A RB
    2.26%, 04/15/34                                (c)(d)        A-1+   VMIG-1              2,200    2,200,000
---------------------------------------------------------------------------------------------------------------

Missouri (State of) Development Finance
Board (Association of Municipal Utilities
Lease Finance Program); Commercial
Paper Notes Series 2005 (LOC-U.S. Bank
N.A.)
    2.37%, 07/06/05                                (b)             --      P-1              5,229    5,229,000
---------------------------------------------------------------------------------------------------------------

Missouri (State of)
Development Finance
Board (Center of
Creative Arts
Project); Cultural
Facilities VRD
Series 2004 RB
(LOC-National City
Bank)
    2.33%, 07/01/24                                (b)(c)          --   VMIG-1              2,200    2,200,000
---------------------------------------------------------------------------------------------------------------

TFIT-QTR-1

                                                                  RATINGS     (a)         PAR
                                                               S&P    MOODY'S            (000)        VALUE
---------------------------------------------------------------------------------------------------------------

MISSOURI--(CONTINUED)
Missouri (State of)
Health & Educational
Facilities Authority
(Lutheran Senior
Services); Health
Facilities VRD
Series 2000 RB
(LOC-U.S. Bank N.A.)
    2.30%, 02/01/31                                (b)(c)          --   VMIG-1        $    29,000 $ 29,000,000
---------------------------------------------------------------------------------------------------------------

Missouri (State of)
Health & Educational
Facilities Authority
(Washington
University Project);
Educational
Facilities VRD
Series 1985 B RB
    2.38%, 09/01/10                                (c)           A-1+   VMIG-1              1,100    1,100,000
---------------------------------------------------------------------------------------------------------------

Platte (County of)
Industrial
Development
Authority (Southern
Platte County
Athletic Assoc.
Inc.); Recreational
Facilities VRD
Series 2005 A RB
(LOC-Bank of
America, N.A.)
    2.32%, 10/01/25                                (b)(c)          --   VMIG-1              2,140    2,140,000
---------------------------------------------------------------------------------------------------------------

St. Louis (County
of) Industrial
Development
Authority
(Friendship Village
of South County);
VRD Series 2000 B
IDR (LOC-ABN AMRO
Bank N.V.)
    2.30%, 09/01/21                                (b)(c)         A-1       --              5,615    5,615,000
---------------------------------------------------------------------------------------------------------------

St. Louis (County
of) Industrial
Development
Authority
(Friendship Village
of South County);
VRD Series 2002 B
IDR (LOC-ABN AMRO
Bank N.V.)
    2.30%, 09/01/22                                (b)(c)         A-1       --              2,915    2,915,000
---------------------------------------------------------------------------------------------------------------

St. Louis (County
of) Industrial
Development
Authority (Whitfield
School Inc.);
Educational
Facilities Refunding
VRD Series 2004 B
IDR (LOC-U.S. Bank
N.A.)
    2.33%, 06/15/24                                (b)(c)        A-1+       --              1,500    1,500,000
===============================================================================================================
                                                                                                    51,899,000
===============================================================================================================

MONTANA--0.24%
Montana (State of)
Facility Finance
Authority (Mission
Ridge Project); VRD
Series 2002 RB
(LOC-ABN AMRO Bank
N.V.)
    2.32%, 08/01/27                                (b)(c)(i)       --       --              7,365    7,365,000
===============================================================================================================

NEBRASKA--1.44%
Nebhelp Inc.;
Multi-Mode VRD
Series 1985 A RB
    2.35%, 12/01/15                                (c)(d)        A-1+   VMIG-1              5,995    5,995,000
---------------------------------------------------------------------------------------------------------------

Nebhelp Inc.;
Multi-Mode VRD
Series 1985 B RB
    2.35%, 12/01/15                                (c)(d)        A-1+   VMIG-1              3,590    3,590,000
---------------------------------------------------------------------------------------------------------------

Nebhelp Inc.;
Multi-Mode VRD
Series 1985 D RB
    2.35%, 12/01/15                                (c)(d)        A-1+   VMIG-1              5,865    5,865,000
---------------------------------------------------------------------------------------------------------------

Nebhelp Inc.;
Multi-Mode VRD
Series 1985 E RB
    2.35%, 12/01/15                                (c)(d)        A-1+   VMIG-1             28,635   28,635,000
===============================================================================================================
                                                                                                    44,085,000
===============================================================================================================

TFIT-QTR-1

                                                                  RATINGS     (a)         PAR
                                                               S&P    MOODY'S            (000)        VALUE
---------------------------------------------------------------------------------------------------------------

NEVADA--1.14%
ABN AMRO Munitops
Ctfs. Trust (County
of Washoe);
Refunding VRD
Limited Tax Series
2001-24 Single Asset
Trust Ctfs.
(Acquired 06/21/01;
Cost $5,500,000)
    2.33%, 07/01/09                                (c)(l)(m)       --   VMIG-1        $     5,500 $  5,500,000
---------------------------------------------------------------------------------------------------------------

Carson (City of) (Tahoe Hospital Project);
Hospital VRD Series 2003 B RB
(LOC-U.S. Bank N.A.)
    2.29%, 09/01/33                                (b)(c)        A-1+       --             29,500   29,500,000
===============================================================================================================
                                                                                                    35,000,000
===============================================================================================================

NEW HAMPSHIRE--0.42%
Morgan Stanley & Co.
Inc. Trust Floater
Ctfs. (New Hampshire
Higher Education &
Health Facilities
Authority);
Refunding VRD Series
2003-772 RB
(Acquired 01/22/03;
Cost $5,475,000)
    2.32%, 01/01/17                                (c)(l)(m)      A-1       --              5,475    5,475,000
---------------------------------------------------------------------------------------------------------------

Morgan Stanley & Co.
Inc. Trust Floater
Ctfs. (New Hampshire
Higher Educational &
Health Facilities
Authority);
Refunding VRD Series
2003-866 RB
(Acquired 10/23/03;
Cost $7,485,000)
    2.32%, 08/15/21                                (c)(l)(m)      A-1       --              7,485    7,485,000
===============================================================================================================
                                                                                                    12,960,000
===============================================================================================================

NEW MEXICO--0.06%
New Mexico (State
of) Hospital
Equipment Loan
Council (Dialysis
Clinic Inc.
Project); VRD Series
2000 RB
(LOC-SunTrust Bank)
    2.35%, 07/01/25                                (b)(c)          --   VMIG-1              2,000    2,000,000
===============================================================================================================

NEW YORK--0.58%
ABN AMRO Munitops
Ctfs. Trust
(Triborough Bridge &
Tunnel Authority);
Non-AMT VRD Series
2002-31 Ctfs.
(Acquired 03/24/04;
Cost $16,000,000)
    2.30%, 11/15/10                                (c)(l)(m)       --   VMIG-1             16,000   16,000,000
---------------------------------------------------------------------------------------------------------------

New York (State of)
Dormitory Authority
(Mental Health
Services Facilities
Improvement); Series
1996 RB
    6.00%, 08/15/05                                (d)            AAA      Aaa              1,815    1,823,701
===============================================================================================================
                                                                                                    17,823,701
===============================================================================================================

NORTH CAROLINA--0.96%
Charlotte (City of);
Commercial Paper
Series 2005 BAN
    2.65%, 01/11/06                                              A-1+       --              4,700    4,700,000
---------------------------------------------------------------------------------------------------------------

TFIT-QTR-1

                                                                  RATINGS     (a)         PAR
                                                               S&P    MOODY'S            (000)        VALUE
---------------------------------------------------------------------------------------------------------------

NORTH CAROLINA--(CONTINUED)
North Carolina
(State of) Capital
Facilities Finance
Agency (Barton
College);
Educational
Facilities VRD
Series 2004 RB
(LOC-Branch Banking
& Trust Co.)
    2.30%, 07/01/19                                (b)(c)          --   VMIG-1        $     5,325 $  5,325,000
---------------------------------------------------------------------------------------------------------------

North Carolina (State of) Capital
Facilities Finance Agency (Canterbury
School Project); Educational Facilities
VRD 2002 RB (LOC-Branch Banking &
Trust Co.)
    2.30%, 08/01/22                                (b)(c)          --   VMIG-1                580      580,000
---------------------------------------------------------------------------------------------------------------

North Carolina
(State of) Medical
Care Commission
(Westcare Health
System); Hospital
VRD Series 2002 A RB
(LOC-Branch Banking
& Trust Co.)
    2.30%, 09/01/22                                (b)(c)          --   VMIG-1              8,350    8,350,000
---------------------------------------------------------------------------------------------------------------

North Carolina
(State of) Medical
Care Commission;
Refunding First
Mortgage Health Care
Facilities VRD
Series 2004 C RB
(LOC-SunTrust Bank)
    2.30%, 11/01/27                                (b)(c)          --   VMIG-1              3,500    3,500,000
---------------------------------------------------------------------------------------------------------------

Wachovia MERLOTs
(North Carolina
(State of) Eastern
Municipal Power
Agency); VRD Series
2005 A02 RB
(Acquired 04/12/05;
Cost $7,140,000)
    2.32%, 01/01/22                                (c)(l)(m)       --   VMIG-1              7,140    7,140,000
===============================================================================================================
                                                                                                    29,595,000
===============================================================================================================

OHIO--3.11%
Akron, Bath & Copley
(Townships of) Joint
Township Hospital
District (Summa
Health Systems); VRD
Series 2004 B RB
(LOC-JPMorgan Chase
Bank)
    2.32%, 11/01/34                                (b)(c)          --   VMIG-1              5,000    5,000,000
---------------------------------------------------------------------------------------------------------------

Cambridge (City of)
Hospital Facilities
(Regional Medical
Center Project);
Refunding &
Improvement VRD
Series 2001 RB
(LOC-National City
Bank)
    2.33%, 12/01/21                                (b)(c)          --   VMIG-1             10,790   10,790,000
---------------------------------------------------------------------------------------------------------------

Centerville (City
of) (Bethany
Lutheran Village
Project); Health
Care VRD Series 1994
RB (LOC-National
City Bank)
    2.34%, 11/01/13                                (b)(c)          --   VMIG-1              2,905    2,905,000
---------------------------------------------------------------------------------------------------------------

Cleveland Heights
(City of); Limited
Tax Series 2004 BAN
GO
    2.00%, 08/18/05                                (o)             --       --              3,234    3,235,671
---------------------------------------------------------------------------------------------------------------

Cuyahoga (County of)
Health Care
Facilities (Judson
Retirement
Community);
Refunding VRD Series
2000 RB
(LOC-National City
Bank)
    2.32%, 11/15/19                                (b)(c)         A-1       --              3,735    3,735,000
---------------------------------------------------------------------------------------------------------------

TFIT-QTR-1

                                                                  RATINGS     (a)         PAR
                                                               S&P    MOODY'S            (000)        VALUE
---------------------------------------------------------------------------------------------------------------

OHIO--(CONTINUED)
Franklin (County of)
Health Care
Facilities (First
Community Village);
Refunding & Improvement VRD 2005
RB (LOC-Sovereign Bank, KBC Bank N.V.)
    2.31%, 03/01/36                                (b)(c)        A-1+       --        $     5,000 $  5,000,000
---------------------------------------------------------------------------------------------------------------

Lakewood (City of);
Limited Tax Series
2005 BAN GO
    3.50%, 06/15/06                                                --    MIG-1              4,000    4,027,538
---------------------------------------------------------------------------------------------------------------

Lorain (County of)
(EMH Regional
Medical Center
Project); Hospital
Facilities VRD
Series 2001 RB
(LOC-National City
Bank)
    2.37%, 05/01/26                                (b)(c)(o)       --       --             14,730   14,730,000
---------------------------------------------------------------------------------------------------------------

Mahoning (County of)
Hospital Facilities
(Forum Health
Obligation Group);
VRD Series 1997 B RB
    2.31%, 12/01/28                                (c)(d)        A-1+   VMIG-1             19,100   19,100,000
---------------------------------------------------------------------------------------------------------------

Mahoning (County of)
Hospital Facilities
(Forum Health
Obligation Group);
VRD Series 2002 B RB
(LOC-Fifth Third
Bank)
    2.33%, 12/01/27                                (b)(c)          --   VMIG-1              6,800    6,800,000
---------------------------------------------------------------------------------------------------------------

Marion (County of)
(Pooled Lease
Program); Hospital
Improvement VRD
Series 1990 RB
(LOC-JPMorgan Chase
Bank)
    2.31%, 08/01/20                                (b)(c)        A-1+       --              1,325    1,325,000
---------------------------------------------------------------------------------------------------------------

Middleburg Heights
(City of) (Southwest
General Health);
Hospital Improvement
Series 1997 RB
(LOC-Fifth Third
Bank)
    2.33%, 08/15/22                                (b)(c)        A-1+       --              5,405    5,405,000
---------------------------------------------------------------------------------------------------------------

Montgomery (County
of) (St. Vincent
DePaul Society);
Limited Obligation
VRD Series 1996 RB
(LOC-National City
Bank)
    2.33%, 12/01/10                                (b)(c)         A-1       --              1,650    1,650,000
---------------------------------------------------------------------------------------------------------------

Portage (County of)
(Robinson Memorial
Hospital); Hospital
VRD Series 2002 RB
(LOC-JPMorgan Chase
Bank)
    2.33%, 05/01/17                                (b)(c)          --   VMIG-1              5,865    5,865,000
---------------------------------------------------------------------------------------------------------------

Solon (City of);
Series 2004 BAN
    2.75%, 12/01/05                                (o)             --       --              3,000    3,008,614
---------------------------------------------------------------------------------------------------------------

Upper Arlington
(City of); Street
Improvement Limited
Tax Series 2005 BAN
GO
    3.00%, 01/10/06                                                --    MIG-1              1,802    1,809,921
---------------------------------------------------------------------------------------------------------------

Youngstown (City of)
Local School
District (Classroom
Facilities & School
Improvement);
Unlimited Tax Series
2005 GO
    3.00%, 12/01/05                                (d)            AAA      Aaa              1,000    1,003,322
===============================================================================================================
                                                                                                    95,390,066
===============================================================================================================

TFIT-QTR-1

                                                                  RATINGS     (a)         PAR
                                                               S&P    MOODY'S            (000)        VALUE
---------------------------------------------------------------------------------------------------------------

OKLAHOMA--0.94%
Oklahoma (County of)
Finance Authority
(Oxford Oaks
Apartments
Projects); Refunding
Multi-Family Housing
VRD Series 2000 RB
(CEP-Federal
National Mortgage
Association)
    2.31%, 07/15/30                                (c)           A-1+       --        $    25,895 $ 25,895,000
---------------------------------------------------------------------------------------------------------------

Oklahoma (State of) Development
Finance Authority (Capitol Dome
Project); VRD Series 2001 RB
(LOC-Bank of America, N.A.)
    2.38%, 06/01/11                                (b)(c)        A-1+       --              2,910    2,910,000
===============================================================================================================
                                                                                                    28,805,000
===============================================================================================================

OREGON--0.43%
JPMorgan PUTTERs (City of Portland);
Sewer System VRD Series 2004
614 RB (Acquired 12/02/04;
Cost $1,600,000)
    2.32%, 10/01/12                                (c)(l)(m)       --   VMIG-1              1,600    1,600,000
---------------------------------------------------------------------------------------------------------------

Oregon (State of) Health,
Housing, Educational & Cultural
Facilities Authority (Quatama Crossing
LLC Housing Project); VRD Series 1998
RB (LOC-U.S. Bank N.A.)
    2.35%, 01/01/31                                (b)(c)          --   VMIG-1              7,285    7,285,000
---------------------------------------------------------------------------------------------------------------

Oregon (State of)
Housing & Community
Services Department
Mortgage; Single
Family Mortgage
Program Series 2004
O-2 RN
    2.10%, 09/01/05                                                --    MIG-1              3,000    3,000,000
---------------------------------------------------------------------------------------------------------------

Portland (City of)
Housing Authority
(Riverwood Project);
Refunding
Multi-Family Series
1995 RB
    6.00%, 01/01/06                                (e)(h)         AAA      NRR              1,170    1,191,659
===============================================================================================================
                                                                                                    13,076,659
===============================================================================================================

PENNSYLVANIA--3.33%
ABN AMRO Munitops
Ctfs. Trust (City of
Reading School
District); Non-AMT
VRD Series 2003-20
Ctfs. (Acquired
03/02/05; Cost
$4,225,000)
    2.32%, 07/15/11                                (c)(i)(l)(m)    --       --              4,225    4,225,000
---------------------------------------------------------------------------------------------------------------

ABN AMRO Munitops
Ctfs. Trust (State
of Pennsylvania
Public School
Building Authority);
Non-AMT VRD Series
2001-30 Ctfs.
(Acquired 10/31/02;
Cost $5,000,000)
    2.32%, 09/01/09                                (c)(l)(m)       --   VMIG-1              5,000    5,000,000
---------------------------------------------------------------------------------------------------------------

ABN AMRO Munitops
Ctfs. Trust (State
of Pennsylvania
Public School
Building Authority);
Non-AMT VRD Series
2003-24 Ctfs.
(Acquired 03/08/04;
Cost $7,000,000)
    2.32%, 06/01/11                                (c)(l)(m)       --   VMIG-1              7,000    7,000,000
---------------------------------------------------------------------------------------------------------------

TFIT-QTR-1

                                                                  RATINGS     (a)         PAR
                                                               S&P    MOODY'S            (000)        VALUE
---------------------------------------------------------------------------------------------------------------

PENNSYLVANIA--(CONTINUED)
Allegheny (County
of) Industrial
Development
Authority (Carnegie
Museums of
Pittsburgh); VRD
Series 2002 IDR
(LOC-Royal Bank of
Scotland)
    2.35%, 08/01/32                                (b)(c)          --   VMIG-1        $     2,800 $  2,800,000
---------------------------------------------------------------------------------------------------------------

Allegheny (County
of) Industrial
Development
Authority (Carnegie
Museums of
Pittsburgh); VRD
Series 2005 IDR
(LOC-Royal Bank of
Scotland)
    2.35%, 04/01/35                                (b)(c)          --   VMIG-1              4,000    4,000,000
---------------------------------------------------------------------------------------------------------------

Chartiers Valley
(Community of)
Industrial &
Commercial
Development
Authority (Asbury
Villas Project); VRD
Series 2000 B IDR
(LOC-ABN AMRO Bank
N.V.)
    2.32%, 12/01/30                                (b)(c)         A-1       --              7,160    7,160,000
---------------------------------------------------------------------------------------------------------------

Chester (County of)
Health & Educational
Facilities Authority
(Kendall-Crosslands
Community Project);
Retirement Community
VRD Series 2003 RB
(LOC-Allied Irish
Banks)
    2.32%, 04/01/33                                (b)(c)         A-1       --              3,000    3,000,000
---------------------------------------------------------------------------------------------------------------

Delaware Valley
(County of) Regional
Financial Authority;
VRD Series 1985 A RB
(LOC-National
Australia Bank)
    2.28%, 12/01/17                                (b)(c)        A-1+   VMIG-1              2,100    2,100,000
---------------------------------------------------------------------------------------------------------------

Delaware Valley
(County of) Regional
Financial Authority;
VRD Series 1985 A RB
(LOC-National
Australia Bank)
    2.28%, 12/01/19                                (b)(c)        A-1+   VMIG-1              3,400    3,400,000
---------------------------------------------------------------------------------------------------------------

Delaware Valley
(County of) Regional
Financial Authority;
VRD Series 1985 A RB
(LOC-National
Australia Bank)
    2.28%, 12/01/20                                (b)(c)        A-1+   VMIG-1              1,250    1,250,000
---------------------------------------------------------------------------------------------------------------

Eagle Tax Exempt
Trust (Delaware
Valley Regional);
VRD Series 2001-3801
COP (Acquired
06/04/01; Cost
$8,900,000)
    2.31%, 08/01/28                                (c)(l)(m)     A-1+       --              8,900    8,900,000
---------------------------------------------------------------------------------------------------------------

Franklin (County of)
Industrial
Development
Authority
(Chambersburg
Hospital
Obligation); Health
Care VRD Series 2000
IDR
    2.38%, 12/01/24                                (c)(d)        A-1+       --              3,385    3,385,000
---------------------------------------------------------------------------------------------------------------

Lehigh (County of)
Industrial
Development
Authority (Allegheny
Electric Coop.
Inc.); Refunding VRD
Series 1984 PCR
(LOC-Rabobank
Nederland)
    2.85%, 06/01/14                                (b)(k)        A-1+       --                950      950,000
---------------------------------------------------------------------------------------------------------------

TFIT-QTR-1

                                                                  RATINGS     (a)         PAR
                                                               S&P    MOODY'S            (000)        VALUE
---------------------------------------------------------------------------------------------------------------

PENNSYLVANIA--(CONTINUED)
Lehigh (County of)
Industrial
Development
Authority (Allegheny
Electric Coop.
Inc.); VRD Series
1984 PCR
(LOC-Rabobank
Nederland)
    2.85%, 10/01/14                                (b)(k)        A-1+       --        $     7,180 $  7,180,000
---------------------------------------------------------------------------------------------------------------

Luzerne (County of)
Industrial
Development
Authority (Methodist
Homes); VRD Series
2003 IDR
(LOC-Sovereign Bank,
Bank of New York)
    2.35%, 02/01/29                                (b)(c)        A-1+       --              3,200    3,200,000
---------------------------------------------------------------------------------------------------------------

Montgomery (County
of) Higher Education
& Health Authority
(Holy Redeemer
Health System);
Health Care Series
1997 A RB
    5.50%, 10/01/05                                (d)            AAA      Aaa              2,240    2,258,468
---------------------------------------------------------------------------------------------------------------

Montgomery (County
of) Industrial
Development
Authority (Peco);
Refunding VRD Series
1999 A PCR
(LOC-Wachovia Bank,
N.A.)
    2.24%, 10/01/30                                (b)(c)          --   VMIG-1              1,300    1,300,000
---------------------------------------------------------------------------------------------------------------

Pennsylvania (State
of) Higher
Educational
Facilities Authority
(Washington &
Jeffersen
Development); VRD Series
2005 A RB (LOC-Sovereign
Bank, Uncredito Italiano
S.p.A.)
    2.32%, 11/01/36                                (b)(c)          --   VMIG-1              3,000    3,000,000
---------------------------------------------------------------------------------------------------------------

Pennsylvania (State
of) Higher
Educational
Facilities Authority
(University
Properties, Inc.
Student Housing
Project); VRD Series
2004 A RB (LOC-Royal
Bank of Scotland)
    2.30%, 08/01/35                                (b)(c)          --   VMIG-1             10,000   10,000,000
---------------------------------------------------------------------------------------------------------------

Pennsylvania (State
of)
Intergovernmental
Cooperative
Authority
(Philadelphia
Funding); Refunding
Special Tax VRD
Series 2003 RB
    2.31%, 06/15/22                                (c)(d)        A-1+   VMIG-1             15,000   15,000,000
---------------------------------------------------------------------------------------------------------------

Philadelphia (City
of) Authority for
Industrial
Development
(Pennsylvania
School for the
Deaf); VRD Series
2002 RB (LOC-Royal
Bank of Scotland)
    2.33%, 11/01/32                                (b)(c)          --   VMIG-1              1,900    1,900,000
---------------------------------------------------------------------------------------------------------------

Wachovia MERLOTs
(City of Scranton &
County of Lackawanna
Health & Welfare
Authority); VRD
Series 2002 A-18 RB
(Acquired 03/22/02;
Cost $5,120,000)
    2.32%, 03/01/15                                (c)(l)(m)       --   VMIG-1              5,120    5,120,000
===============================================================================================================
                                                                                                   102,128,468
===============================================================================================================

TFIT-QTR-1

                                                                  RATINGS     (a)         PAR
                                                               S&P    MOODY'S            (000)        VALUE
---------------------------------------------------------------------------------------------------------------

SOUTH CAROLINA--2.16%
Cherokee (County of)
(Newark Electronics
Division); Industrial VRD
Series 1985 RB (LOC-ABN
AMRO Bank N.V.)
    2.31%, 12/01/15                                (b)(c)         A-1       --        $     6,500 $  6,500,000
---------------------------------------------------------------------------------------------------------------

Eagle Tax Exempt
Trust (State of
South Carolina
Public Service
Authority); VRD
Series 2000-4001  A
COP (Acquired
09/08/00; Cost
$10,100,000)
    2.32%, 01/01/22                                (c)(l)(m)     A-1+       --             10,100   10,100,000
---------------------------------------------------------------------------------------------------------------

Horry (County of)
School District;
Unlimited Tax Series
2004 GO BAN
    3.50%, 09/01/05                                              SP-1    MIG-1             10,000   10,028,451
---------------------------------------------------------------------------------------------------------------

Morgan Stanley & Co.
Inc. Trust Floater
Ctfs. (State of
South Carolina
Transportation
Infrastructure
Bank); Floating Rate
Trust Ctfs. VRD
Series 2002-728 RB
(Acquired 10/01/22;
Cost $7,185,000)
    2.31%, 10/01/22                                (c)(l)(m)       --   VMIG-1              7,185    7,185,000
---------------------------------------------------------------------------------------------------------------

South Carolina
(State of)
Educational
Facilities Authority
for Non-Profit
Institutions (Morris
College Project); VRD
Series 1997 RB (LOC-
Bank of America, N.A.)
(Acquired 07/30/02; Cost $2,100,000)
    2.35%, 07/01/17                                (b)(c)(l)     A-1+       --              2,100    2,100,000
---------------------------------------------------------------------------------------------------------------

South Carolina
(State of)
Educational
Facilities Authority
for Nonprofit
Institutions (The
Allen University
Project); VRD Series
1998 RB (LOC-Bank of
America, N.A.)
(Acquired 03/27/04;
Cost $2,925,000)
    2.35%, 09/01/18                                (b)(c)(l)     A-1+       --              2,925    2,925,000
---------------------------------------------------------------------------------------------------------------

South Carolina
(State of)
Jobs-Economic
Development
Authority (Carolina
Children's Home Project);
VRD Series 2003 RB (LOC-Branch
Banking & Trust Co.)
    2.30%, 03/01/23                                (b)(c)          --   VMIG-1              3,365    3,365,000
---------------------------------------------------------------------------------------------------------------

South Carolina
(State of)
Jobs-Economic
Development
Authority (Carolina
Piedmont Foundation Project);
VRD Series 2002 RB (LOC-Bank
of America, N.A.)
    2.35%, 09/01/32                                (b)(c)(i)       --       --              4,000    4,000,000
---------------------------------------------------------------------------------------------------------------

South Carolina
(State of)
Jobs-Economic
Development
Authority (Catholic
Diocese of South
Carolina Project);
VRD Series 1998 RB
(LOC-Bank of
America, N.A.)
(Acquired 07/23/02;
Cost $2,555,000)
    2.35%, 09/01/18                                (b)(c)(l)     A-1+       --              2,555    2,555,000
---------------------------------------------------------------------------------------------------------------

TFIT-QTR-1

                                                                  RATINGS     (a)         PAR
                                                               S&P    MOODY'S            (000)        VALUE
---------------------------------------------------------------------------------------------------------------

SOUTH CAROLINA--(CONTINUED)
South Carolina
(State of)
Jobs-Economic
Development
Authority (Hammond
School Project); VRD
Series 2005 RB
(LOC-Carolina First
Bank, Wells Fargo
Bank N.A.)
    2.30%, 05/01/35                                (b)(c)        A-1+       --        $     1,700 $  1,700,000
---------------------------------------------------------------------------------------------------------------

South Carolina
(State of)
Jobs-Economic
Development
Authority
(Presbyterian Home
of South Carolina
Project); VRD Series
2003 A RB
(LOC-Wachovia Bank,
N.A.)
    2.35%, 04/01/20                                (b)(c)        A-1+       --              4,360    4,360,000
---------------------------------------------------------------------------------------------------------------

Wachovia MERLOTs
(State of South
Carolina Public
Service Authority);
VRD Series 2000 L RB
(Acquired 02/25/00;
Cost $11,590,000)
    2.32%, 01/01/22                                (c)(l)(m)       --   VMIG-1             11,590   11,590,000
===============================================================================================================
                                                                                                    66,408,451
===============================================================================================================

SOUTH DAKOTA--0.10%
South Dakota (State of) Health &
Educational Facilities Authority
(University of Sioux Falls); VRD
Series 2001 RB (LOC-Wells Fargo Bank N.A.)
    2.30%, 10/01/16                                (b)(c)        A-1+       --              3,155    3,155,000
===============================================================================================================

TENNESSEE--2.86%
Clarksville (City of) Public
Building Authority (Tennessee
Municipal Bond Fund); Pooled
Financing VRD Series 1999 RB
(LOC-Bank of America, N.A.)
(Acquired 06/09/05; Cost $23,570,000)
    2.30%, 06/01/29                                (b)(c)(l)       --   VMIG-1             23,570   23,570,000
---------------------------------------------------------------------------------------------------------------

Eagle Tax Exempt
Trust (City of
Chattanooga); VRD
Series 2000-4202 A
COP (Acquired
10/10/00; Cost
$14,040,000)
    2.32%, 10/01/27                                (c)(l)(m)     A-1+       --             14,040   14,040,000
---------------------------------------------------------------------------------------------------------------

Greenville (City
of)  Industrial
Development Board
(Pet Inc. Project);
Refunding VRD Series
1993 IDR (LOC-BNP
Paribas)
    2.31%, 05/01/13                                (b)(c)          --      Aa2              2,050    2,050,000
---------------------------------------------------------------------------------------------------------------

Jackson (City of)
Health & Educational
Facilities Board
(Trinity Christian
Academy);
Educational
Facilities VRD
Series 2002 RB
(LOC-AmSouth Bank)
    2.40%, 03/01/22                                (b)(c)          --       A1              5,185    5,185,000
---------------------------------------------------------------------------------------------------------------

TFIT-QTR-1

                                                                  RATINGS     (a)         PAR
                                                               S&P    MOODY'S            (000)        VALUE
---------------------------------------------------------------------------------------------------------------

TENNESSEE--(CONTINUED)
Morgan Stanley & Co.
Inc. Trust Floater
Ctfs. (City of
Nashville & County
of Davidson);
Unlimited Tax Series
2003-871 GO
(Acquired 11/17/03;
Cost $4,995,000)
    2.31%, 10/15/10                                (c)(l)(m)       --   VMIG-1        $     4,995 $  4,995,000
---------------------------------------------------------------------------------------------------------------

Nashville (City of)
& Davidson (County
of) Metropolitan
Government Health &
Educational
Facilities Board
(Adventist Health
System); VRD Series
1997 A RB
(LOC-SunTrust Bank)
    2.29%, 11/15/27                                (b)(c)        A-1+   VMIG-1              2,325    2,325,000
---------------------------------------------------------------------------------------------------------------

Sevier (County of)
Public Building
Authority (Local
Government Public
Improvement); VRD
Series 1995 A RB
    2.30%, 06/01/15                                (c)(d)         AAA   VMIG-1              1,715    1,715,000
---------------------------------------------------------------------------------------------------------------

Sevier (County of)
Public Building
Authority (Local
Government Public
Improvement); VRD
Series 1995 B-2 RB
    2.30%, 06/01/06                                (c)(d)          --   VMIG-1                615      615,000
---------------------------------------------------------------------------------------------------------------

Sevier (County of)
Public Building
Authority (Local
Government Public
Improvement); VRD
Series 1997 I A-1 RB
    2.30%, 06/01/22                                (c)(d)          --   VMIG-1              5,900    5,900,000
---------------------------------------------------------------------------------------------------------------

Sevier (County of)
Public Building
Authority (Local
Government Public
Improvement); VRD
Series 1997 II E-1 RB
    2.30%, 06/01/21                                (c)(d)          --   VMIG-1              2,100    2,100,000
---------------------------------------------------------------------------------------------------------------

Sevier (County of)
Public Building
Authority (Local
Government Public
Improvement); VRD
Series 1997 II E-3 RB
    2.30%, 06/01/10                                (c)(d)          --   VMIG-1              1,285    1,285,000
---------------------------------------------------------------------------------------------------------------

Sevier (County of)
Public Building
Authority (Local
Government Public
Improvement); VRD
Series 1997 II E-5 RB
    2.30%, 06/01/17                                (c)(d)          --   VMIG-1              1,250    1,250,000
---------------------------------------------------------------------------------------------------------------

Sevier (County of)
Public Building
Authority (Local
Government Public
Improvement); VRD
Series 1997 II F-1 RB
    2.30%, 06/01/17                                (c)(d)          --   VMIG-1              1,035    1,035,000
---------------------------------------------------------------------------------------------------------------

Sevier (County of)
Public Building
Authority (Local
Government Public
Improvement); VRD
Series 1997 II F-5 RB
    2.30%, 06/01/27                                (c)(d)          --   VMIG-1              2,210    2,210,000
---------------------------------------------------------------------------------------------------------------

Sevier (County of)
Public Building
Authority (Local
Government Public
Improvement); VRD
Series 1999 II A-1 RB
    2.30%, 06/01/24                                (c)(d)          --   VMIG-1              6,300    6,300,000
---------------------------------------------------------------------------------------------------------------

TFIT-QTR-1

                                                                  RATINGS     (a)         PAR
                                                               S&P    MOODY'S            (000)        VALUE
---------------------------------------------------------------------------------------------------------------

TENNESSEE--(CONTINUED)
Sevier (County of)
Public Building
Authority (Local
Government Public
Improvement); VRD
Series 1999 II B-1 RB
    2.30%, 06/01/25                                (c)(d)          --   VMIG-1        $     1,700 $  1,700,000
---------------------------------------------------------------------------------------------------------------

Shelby (County of)
Health, Educational
& Housing Facilities
Board (Memphis
College Art
Project); VRD Series
2003 RB (LOC-Regions
Bank)
    2.32%, 08/01/23                                (b)(c)          --   VMIG-1              3,985    3,985,000
---------------------------------------------------------------------------------------------------------------

Shelby (County of)
Health, Educational
& Housing Facilities
Board (St. Benedict
Auburndale School);
VRD Series 2003 RB
(LOC-AmSouth Bank)
    2.32%, 05/01/33                                (b)(c)          --   VMIG-1              5,000    5,000,000
---------------------------------------------------------------------------------------------------------------

Williamson (County
of) Industrial
Development Board
(Currey Ingram
Academy);
Educational
Facilities VRD
Series 2003 RB
(LOC-SunTrust Bank)
    2.40%, 04/01/23                                (b)(c)          --   VMIG-1              2,400    2,400,000
===============================================================================================================
                                                                                                    87,660,000
===============================================================================================================

TEXAS--12.02%
ABN AMRO Munitops
Ctfs. Trust (City of
Leander Independent
School District);
Unlimited
Multi-State Non-AMT
VRD Series 2002-16
Ctfs. (Acquired
08/20/03; Cost
$5,395,000)
    2.33%, 08/15/10                                (c)(l)(m)       --   VMIG-1              5,395    5,395,000
---------------------------------------------------------------------------------------------------------------

Aldine (City of)
Independent School
District; Unlimited
Tax School Building
VRD Series 2003 GO
(CEP-Texas Permanent
School Fund)
    2.75%, 06/15/06                                (e)(p)        A-1+   VMIG-1              3,750    3,750,000
---------------------------------------------------------------------------------------------------------------

Bexar (County of)
Health Facilities
Development Corp.
(Warm Springs
Rehabilitation
Foundation); Health
Care System VRD
Series 1997 RB
(LOC-JPMorgan Chase
Bank)
    2.38%, 09/01/27                                (b)(c)          --   VMIG-1              3,435    3,435,000
---------------------------------------------------------------------------------------------------------------

Crawford (City of)
Education Facilities
Corp. (Prince Peace
Christian School);
VRD Series 2005 RB
(LOC-Wachovia Bank,
N.A.)
    2.29%, 05/01/30                                (b)(c)        A-1+       --              5,825    5,825,000
---------------------------------------------------------------------------------------------------------------

Crawford (City of)
Education Facilities
Corp. Package
(University Parking
System Project);
Refunding VRD Series
2004 A RB (LOC-BNP
Paribas)
    2.37%, 05/01/35                                (b)(c)          --   VMIG-1              5,000    5,000,000
---------------------------------------------------------------------------------------------------------------

TFIT-QTR-1

                                                                  RATINGS     (a)         PAR
                                                               S&P    MOODY'S            (000)        VALUE
---------------------------------------------------------------------------------------------------------------

TEXAS--(CONTINUED)
Eagle Tax Exempt
Trust (City of
Houston Airport);
VRD Series 2000-4307
COP (Acquired
11/15/00; Cost
$15,750,000)
    2.32%, 07/01/28                                (c)(l)(m)     A-1+       --        $    15,750 $ 15,750,000
---------------------------------------------------------------------------------------------------------------

Eagle Tax Exempt
Trust (City of
Houston Water &
Sewer); VRD Series
1997-4305 A COP
(Acquired 04/27/99;
Cost $14,005,000)
    2.32%, 12/01/27                                (c)(l)(m)     A-1+       --             14,005   14,005,000
---------------------------------------------------------------------------------------------------------------

Eagle Tax Exempt
Trust (City of
Houston Water &
Sewer); VRD Series
2002-6019  A COP
(Acquired 11/13/02;
Cost $8,910,000)
    2.32%, 12/01/30                                (c)(l)(m)     A-1+       --              8,910    8,910,000
---------------------------------------------------------------------------------------------------------------

Eagle Tax Exempt
Trust (Harris County
Toll Road); VRD
Series 2001-4305 COP
(Acquired 05/08/01;
Cost $7,390,000)
    2.32%, 08/01/14                                (c)(l)(m)     A-1+       --              7,390    7,390,000
---------------------------------------------------------------------------------------------------------------

Eagle Tax Exempt
Trust (Harris County
Toll Road); VRD
Series 2002-6012 A
COP (Acquired
11/20/02; Cost
$1,580,000)
    2.32%, 08/15/30                                (c)(l)(m)     A-1+       --              1,580    1,580,000
---------------------------------------------------------------------------------------------------------------

Garland (City of)
Industrial
Development
Authority Inc.
(Carroll Co.
Project); VRD Series
1984 IDR (LOC-Wells
Fargo Bank N.A.)
(Acquired 09/03/03;
Cost $4,100,000)
    2.38%, 12/01/14                                (b)(c)(l)       --      Aaa              4,100    4,100,000
---------------------------------------------------------------------------------------------------------------

Grand Prairie (City
of) Housing Finance
Corp. (Lincoln
Property Co.);
Refunding
Multi-Family Housing
VRD Series 1993 RB
(CEP-General
Electric Corp.)
    2.30%, 06/01/10                                (c)           A-1+       --              2,700    2,700,000
---------------------------------------------------------------------------------------------------------------

Harris (County of)
Cultural Education
Facilities Finance
Corp. (Houston Music
Hall Foundation);
VRD Series 1999 RB
(LOC-JPMorgan Chase
Bank)
    2.38%, 06/01/29                                (b)(c)        A-1+       --                700      700,000
---------------------------------------------------------------------------------------------------------------

Harris (County of)
Health Facilities
Development
Authority (Texas
Children's Hospital
Project); Refunding
Hospital Series 1995
RB
    6.00%, 10/01/05                                (q)            AAA      Aaa              1,250    1,261,978
---------------------------------------------------------------------------------------------------------------

Harris (County of)
Health Facilities
Development Corp.
(Methodist
Hospital); Refunding
VRD Series 2005 B RB
    2.30%, 12/01/32                                (g)           A-1+       --             54,125   54,125,000
---------------------------------------------------------------------------------------------------------------

TFIT-QTR-1

                                                                  RATINGS     (a)         PAR
                                                               S&P    MOODY'S            (000)        VALUE
---------------------------------------------------------------------------------------------------------------

TEXAS--(CONTINUED)
Harris (County of) Hospital
District; Sub. Lien Commercial
Paper Series A RN (LOC-Bank of
America, N.A.)
    2.85%, 07/13/05                                (b)           A-1+       --        $     9,451 $  9,451,000
---------------------------------------------------------------------------------------------------------------

Harris (County of)
Houston Texas Sports
Authority (Rodeo);
Jr. Lein VRD Series
2001 C RB
    2.30%, 11/15/30                                (c)(d)        A-1+   VMIG-1              6,300    6,300,000
---------------------------------------------------------------------------------------------------------------

Hays (County of)
Memorial Health
Facilities
Development Corp.
(Central Texas
Medical Center
Project); Hospital
VRD Series 1990 B RB
(LOC-SunTrust Bank)
    2.30%, 11/15/14                                (b)(c)        A-1+       --             10,200   10,200,000
---------------------------------------------------------------------------------------------------------------

Hockley (County of)
Industrial
Development Corp.
(AMOCO Project);
VRD Series 1985 PCR
    2.70%, 11/01/05                                (e)(f)        A-1+      P-1             10,640   10,640,000
---------------------------------------------------------------------------------------------------------------

Hockley (County of)
Industrial
Development Corp.
(AMOCO
Project-Standard Oil
Co.); VRD Series
1983 PCR
    2.10%, 09/01/05                                (e)(f)        A-1+      Aa1             12,775   12,775,000
---------------------------------------------------------------------------------------------------------------

Houston (City of)
Health Facilities
Development Corp.
(Buckingham Senior
Living Project);
Retirement Facility
VRD Series 2004 C RB
(LOC-ABN AMRO Bank
N.V.)
    2.29%, 02/15/34                                (b)(c)(i)       --       --             20,000   20,000,000
---------------------------------------------------------------------------------------------------------------

Houston (City of)
Higher Education
Finance Corp.
(Houston Baptist
University); Higher
Education Refunding
VRD Series 2000 RB
(LOC-JPMorgan Chase
Bank)
    2.38%, 07/01/20                                (b)(c)(i)       --       --              3,565    3,565,000
---------------------------------------------------------------------------------------------------------------

Houston (City of);
Commercial Paper
Notes Series 2003 A
GO
    2.35%, 07/13/05                                              A-1+      P-1             26,900   26,900,000
---------------------------------------------------------------------------------------------------------------

Houston (City of);
Commercial Paper
Notes Series 2003 A
GO
    2.62%, 07/14/05                                              A-1+      P-1             24,000   24,000,000
---------------------------------------------------------------------------------------------------------------

Hunt (County of)
Health Facilities
Development Corp.
(Universal Health
Services
Greenville); VRD
Series 1985 IDR
(LOC-JPMorgan Chase
Bank)
    2.24%, 10/01/15                                (b)(c)        A-1+       --              1,100    1,100,000
---------------------------------------------------------------------------------------------------------------

JPMorgan PUTTERs (County of
Bexar); Limited Tax VRD Series
2004 530 GO (Acquired
10/28/04; Cost $4,635,000)
    2.32%, 06/15/12                                (c)(l)(m)       --   VMIG-1              4,635    4,635,000
---------------------------------------------------------------------------------------------------------------

TFIT-QTR-1

                                                                  RATINGS     (a)         PAR
                                                               S&P    MOODY'S            (000)        VALUE
---------------------------------------------------------------------------------------------------------------

TEXAS--(CONTINUED)
Merrill Lynch
P-Floats (City of
Brazosport
Independent School
District); Refunding
Unlimited Tax VRD
Series 2003 PT-1690
GO (Acquired
02/20/03; Cost
$4,898,000)
    2.31%, 08/15/10                               (c)(l)(m)        --   VMIG-1        $     4,898 $  4,898,000
---------------------------------------------------------------------------------------------------------------

Merrill Lynch
P-Floats (Harris
County Hospital
District); VRD
Series 2002 PT-665
RB (Acquired
10/02/02; Cost
$5,935,000)
    2.31%, 08/15/08                               (c)(l)(m)       A-1       --              5,935    5,935,000
---------------------------------------------------------------------------------------------------------------

Mesquite (City of)
Health Facility
Development Corp.;
Retirement Facility
VRD Series 2000 C RB
(LOC-ABN AMRO Bank
N.V.)
    2.32%, 02/15/30                               (b)(c)          A-1       --              7,630    7,630,000
---------------------------------------------------------------------------------------------------------------

Metropolitan Higher
Education Authority
(University of
Dallas Project);
Higher Education VRD
Series 1999 RB
(LOC-JPMorgan Chase
Bank)
    2.35%, 05/01/19                               (b)(c)(i)        --       --              6,170    6,170,000
---------------------------------------------------------------------------------------------------------------

Northside
Independent School
District; Refunding
Unlimited Tax VRD
Series 2003 B GO
(CEP-Texas Permanent
School Fund)
    1.75%, 08/01/05                               (e)(j)         A-1+   VMIG-1              1,870    1,870,000
---------------------------------------------------------------------------------------------------------------

Sherman (City of),
Higher Education
Finance Corp.
(Austin College
Project); Higher
Education VRD Series
1997 RB (LOC-Bank of
America, N.A.)
    2.35%, 01/01/18                               (b)(c)         A-1+       --              6,801    6,801,000
---------------------------------------------------------------------------------------------------------------

Texas (State of)
Turnpike Authority
(Central Texas
Turnpike System);
First Tier VRD
Series 2002 B RB
    2.26%, 08/15/42                               (c)(d)         A-1+       --              4,800    4,800,000
---------------------------------------------------------------------------------------------------------------

Texas (State of);
Series 2004 TRAN
    3.00%, 08/31/05                                             SP-1+    MIG-1             40,000   40,090,352
---------------------------------------------------------------------------------------------------------------

Wachovia MERLOTs (City of Austin);
VRD Series 2000 A26 RB (Acquired 11/09/04;
Cost $9,230,000)
    2.11%, 11/10/05                               (e)(j)(l)(m)(n)  --   VMIG-1              9,230    9,230,000
---------------------------------------------------------------------------------------------------------------

Wachovia MERLOTs
(Harris County Toll
Road); VRD Series
2003 B16 RB
(Acquired 02/19/03;
Cost $3,015,000)
    2.32%, 08/15/25                               (c)(l)(m)        --   VMIG-1              3,015    3,015,000
---------------------------------------------------------------------------------------------------------------

Wachovia MERLOTs
(Jefferson County
Health Facilities
Development Corp.);
VRD Series 2001 A83
RB (Acquired
11/18/03; Cost
$3,565,000)
    2.11%, 11/16/05                               (e)(j)(l)(m)(n) A-1       --              3,565    3,565,000
---------------------------------------------------------------------------------------------------------------

TFIT-QTR-1

                                                                  RATINGS     (a)         PAR
                                                               S&P    MOODY'S            (000)        VALUE
---------------------------------------------------------------------------------------------------------------

TEXAS--(CONTINUED)
Wachovia MERLOTs
(Southeast Texas
Housing Finance
Corp.); VRD Series
2001 A18 RB
(Acquired 11/18/03;
Cost $3,430,000)
    2.11%, 11/16/05                               (e)(j)(l)(m)(n) A-1       --        $     3,430 $  3,430,000
---------------------------------------------------------------------------------------------------------------

Wachovia MERLOTs (University
of Texas); Refunding VRD Series
2003 B14 RB (Acquired 01/29/03;
Cost $8,000,000)
    2.32%, 08/15/22                               (c)(l)(m)        --   VMIG-1              8,000    8,000,000
===============================================================================================================
                                                                                                   368,927,330
===============================================================================================================

UTAH--0.90%
Merrill Lynch
P-Floats (City of
Murray Hospital);
VRD Series 2002
PA-1066 RB (Acquired
10/02/02; Cost
$5,995,000)
    2.31%, 05/15/22                               (c)(l)(m)       A-1       --              5,995    5,995,000
---------------------------------------------------------------------------------------------------------------

Salt Lake (County
of) Housing
Authority
(Crossroads
Apartments Project);
Refunding
Multi-Family VRD
Series 2003 RB
(CEP-Federal
National Mortgage
Association)
    2.31%, 02/15/31                               (c)            A-1+       --              4,435    4,435,000
---------------------------------------------------------------------------------------------------------------

Sanpete (County of)
School Facilities
(Wasatch Academy);
VRD Series 2003 RB
(LOC-U.S. Bank N.A.)
    2.35%, 08/01/28                               (b)(c)         A-1+       --                800      800,000
---------------------------------------------------------------------------------------------------------------

Wachovia MERLOTs
(Intermountain Power
Agency); Power
Supply VRD Series
2002 A59 RB
(Acquired 10/23/02;
Cost $6,880,000)
    2.32%, 07/01/10                               (c)(l)(m)        --   VMIG-1              6,880    6,880,000
---------------------------------------------------------------------------------------------------------------

West Jordan (City of) (Broadmoor
Village Apartments LLC Project);
Refunding Multi-Family Housing
VRD Series 2004 RB (CEP-Federal Home
Loan Mortgage Corp.)
    2.31%, 12/01/34                               (c)            A-1+       --              9,675    9,675,000
===============================================================================================================
                                                                                                    27,785,000
===============================================================================================================

VERMONT--0.14%
Vermont (State of)
Industrial
Development
Authority (Central
Vermont Public
Service Corp.);
Hydroelectric VRD
Series 1984 IDR
(LOC-Royal Bank of
Scotland)
    2.65%, 12/01/13                               (b)(k)         A-1+       --              1,755    1,755,000
---------------------------------------------------------------------------------------------------------------

Vermont (State of)
Student Assistance
Corp.; Student Loan
VRD Series 1985 RB
(LOC-State Street
Bank & Trust Co.)
    2.85%, 01/01/08                               (b)(k)           --   VMIG-1              2,640    2,640,000
===============================================================================================================
                                                                                                     4,395,000
===============================================================================================================

TFIT-QTR-1

                                                                  RATINGS     (a)         PAR
                                                               S&P    MOODY'S            (000)        VALUE
---------------------------------------------------------------------------------------------------------------

VIRGINIA--0.67%
Fairfax (County of)
Industrial
Development
Authority (Inova
Health System
Project); VRD Series
2005 C-2 RB
    2.29%, 05/15/26                                (c)           A-1+   VMIG-1        $     9,000 $  9,000,000
---------------------------------------------------------------------------------------------------------------

Richmond (City of)
Industrial
Development
Authority (Church
Schools);
Educational
Facilities VRD
Series 2005 RB
(LOC-SunTrust Bank)
    2.24%, 05/01/35                                (b)(g)          --   VMIG-1              1,000    1,000,000
---------------------------------------------------------------------------------------------------------------

Rockingham (County
of) Industrial
Development
Authority (Sunnyside
Presbyterian Home);
Residential Care
Facilities VRD
Series 2003 RB
(LOC-Branch Banking
& Trust Co.)
    2.30%, 12/01/33                                (b)(c)         A-1       --                750      750,000
---------------------------------------------------------------------------------------------------------------

Staunton (City of); Commercial
Paper Series 2005 A Notes (LOC-
Bank of America, N.A.)
    2.45%, 07/28/05                                (b)             --   VMIG-1              6,985    6,985,000
---------------------------------------------------------------------------------------------------------------

Winchester (City of)
Industrial
Development
Authority
(Westminster-Canterbury);
Residential Care
Facility VRD Series
2005 B IDR
(LOC-Branch Banking
& Trust Co.)
    2.30%, 01/01/35                                (b)(c)          --   VMIG-1              3,000    3,000,000
===============================================================================================================
                                                                                                    20,735,000
===============================================================================================================

WASHINGTON--7.34%
ABN AMRO Munitops
Ctfs. Trust (City of
Seattle Municipal
Light & Power);
Multi-State Non-AMT
VRD Series 2002-12
Ctfs. (Acquired
05/25/04; Cost
$9,755,000)
    2.33%, 03/01/09                                (c)(l)(m)       --   VMIG-1              9,755    9,755,000
---------------------------------------------------------------------------------------------------------------

ABN AMRO Munitops
Ctfs. Trust (City of
Seattle);
Multi-State Non-AMT
VRD Limited Tax
Series 2003-7 GO
Ctfs. (Acquired
05/13/03; Cost
$10,685,000)
    2.33%, 07/01/10                                (c)(i)(l)(m)    --       --             10,685   10,685,000
---------------------------------------------------------------------------------------------------------------

ABN AMRO Munitops
Ctfs. Trust (County
of Skagit Public
Hospital District
No. 1); Multi-State
Non-AMT VRD Series
2004-37 Ctfs.
(Acquired 04/08/05;
Cost $3,235,000)
    2.33%, 12/01/12                                (c)(l)(m)       --   VMIG-1              3,235    3,235,000
---------------------------------------------------------------------------------------------------------------

ABN AMRO Munitops
Ctfs. Trust (King
County); Multi-State
Non-AMT VRD Limited
Tax Series 2001-1 GO
Ctfs. (Acquired
01/04/01; Cost
$10,000,000)
    2.33%, 07/01/06                                (c)(l)(m)       --   VMIG-1             10,000   10,000,000
---------------------------------------------------------------------------------------------------------------

TFIT-QTR-1

                                                                  RATINGS     (a)         PAR
                                                               S&P    MOODY'S            (000)        VALUE
---------------------------------------------------------------------------------------------------------------

WASHINGTON--(CONTINUED)
Bremerton (City of) (Kitsap
Regional Conference Center);
VRD Series 2003 RB (LOC-Bank
of America, N.A.)
    2.35%, 12/01/28                                (b)(c)(i)       --       --        $     2,565 $  2,565,000
---------------------------------------------------------------------------------------------------------------

Eagle Tax Exempt
Trust (State of
Washington Public
Power Supply Systems
Project No. 2); VRD
Series 1996-4703 A
COP (Acquired
05/02/01; Cost
$5,870,000)
    2.32%, 07/01/11                                (c)(l)(m)     A-1+       --              5,870    5,870,000
---------------------------------------------------------------------------------------------------------------

Eagle Tax Exempt
Trust (State of
Washington); VRD
Series 1998-4701 A
COP (Acquired
07/20/00; Cost
$14,400,000)
    2.32%, 05/01/18                                (c)(l)(m)     A-1+       --             14,400   14,400,000
---------------------------------------------------------------------------------------------------------------

Energy Northwest(Project
#3); Refunding
Electric VRD Series
2003 D-3-1 RB
    2.27%, 07/01/18                                (c)(d)        A-1+   VMIG-1              3,200    3,200,000
---------------------------------------------------------------------------------------------------------------

Everett (City of) Public
Facilities District; Commercial
Paper Notes (LOC-Bank
of America, N.A.)
    2.52%, 10/05/05                                (b)           A-1+       --             34,700   34,700,000
---------------------------------------------------------------------------------------------------------------

Everett (City of) Public
Facilities District; Commercial
Paper TRAN (LOC-Bank of
America, N.A.)
    2.52%, 10/05/05                                (b)           A-1+      P-1             16,800   16,800,000
---------------------------------------------------------------------------------------------------------------

Everett (City of); Limited Tax
VRD Series 2001 GO (LOC-Bank of
America, N.A.)
    2.35%, 12/01/21                                (b)(c)(i)       --       --              2,600    2,600,000
---------------------------------------------------------------------------------------------------------------

Issaquah (City of) Community
Properties; VRD Special Revenue Series
2001 A RB (LOC-Bank of America, N.A.)
    2.33%, 02/15/21                                (b)(c)          --   VMIG-1             10,150   10,150,000
---------------------------------------------------------------------------------------------------------------

JPMorgan PUTTERs (State of
Washington); Unlimited Tax VRD
Series 2004 593 GO (Acquired 11/18/04;
Cost $1,500,000)
    2.32%, 07/01/12                                (c)(l)(m)       --   VMIG-1              1,500    1,500,000
---------------------------------------------------------------------------------------------------------------

King (County of)
Economic Enterprise
Corp. (Puget Sound
Blood Center
Project); VRD Series
1998 RB (LOC-U.S.
Bank N.A.)
    2.35%, 04/01/23                                (b)(c)          --   VMIG-1              3,700    3,700,000
---------------------------------------------------------------------------------------------------------------

Lake Tapps Parkway Properties;
Special Revenue VRD Series 1999
A RB (LOC-U.S. Bank, N.A.)
    2.35%, 12/01/19                                (b)(c)          NR   VMIG-1              1,523    1,523,000
---------------------------------------------------------------------------------------------------------------

Lake Tapps Parkway Properties;
Special Revenue VRD Series 1999
B RB (LOC-U.S. Bank N.A.)
    2.35%, 12/01/19                                (b)(c)          --   VMIG-1                800      800,000
---------------------------------------------------------------------------------------------------------------

TFIT-QTR-1

                                                                  RATINGS     (a)         PAR
                                                               S&P    MOODY'S            (000)        VALUE
---------------------------------------------------------------------------------------------------------------

WASHINGTON--(CONTINUED)
Morgan Stanley & Co.
Inc. Trust Floater
Ctfs. (Port of
Seattle); VRD Series
2002-739D RB
(Acquired 07/21/04;
Cost $5,000,000)
    2.31%, 09/01/20                               (c)(l)(m)       A-1       --        $     5,000 $  5,000,000
---------------------------------------------------------------------------------------------------------------

Pierce (County of)
Economic Development
Corp. (Weyerhaeuser
Real Estate); Special Revenue
VRD Series 1997 RB (LOC-Bank
of America, N.A.)
    2.35%, 01/01/27                               (b)(c)         A-1+   VMIG-1             12,705   12,705,000
---------------------------------------------------------------------------------------------------------------

Seattle (City of) Housing
Authority (Bayview Manor Project);
Low Income Housing Assistance VRD
Series 1994 B RB (LOC-U.S. Bank N.A.)
    2.35%, 05/01/19                               (b)(c)         A-1+       --              2,225    2,225,000
---------------------------------------------------------------------------------------------------------------

Seattle (City of) Housing Authority
(Pioneer Human Services Project); Refunding
VRD Series 1995 RB (LOC-U.S.
Bank N.A.)
    2.30%, 12/01/15                               (b)(c)         A-1+       --              2,295    2,295,000
---------------------------------------------------------------------------------------------------------------

Seattle (Port of)
Industrial
Development Corp.
(Sysco Food Services
Project); Refunding
VRD Series 1994 IDR
    2.31%, 11/01/25                               (c)            A-1+   VMIG-1              2,450    2,450,000
---------------------------------------------------------------------------------------------------------------

Snohomish (County of) Housing
Authority (Ebey Arms Centerhouse Project);
Refunding Housing VRD Series 2003 RB
(LOC-Bank of America, N.A.)
    2.35%, 12/01/34                               (b)(c)(i)        --       --              6,245    6,245,000
---------------------------------------------------------------------------------------------------------------

Snohomish (County
of) Public Utility
District No. 1;
Refunding Generation
System VRD Series
2002 A-2 RB
    2.27%, 12/01/19                               (c)(d)         A-1+   VMIG-1              2,400    2,400,000
---------------------------------------------------------------------------------------------------------------

Wachovia MERLOTs
(Central Puget Sound
Regional Transit
Authority); Sales
Tax & Motor VRD
Series 2001 A46 RB
(Acquired 11/12/03;
Cost $6,270,000)
    2.11%, 11/10/05                               (e)(j)(l)(m)(n)  --   VMIG-1              6,270    6,270,000
---------------------------------------------------------------------------------------------------------------

Washington (State of) Economic
Development Finance Authority (Seadrunar
Recycling LLC Project); Economic
Development VRD Series 2000 E RB (LOC-U.S.
Bank N.A.)
    2.32%, 08/01/25                               (b)(c)         A-1+       --              2,735    2,735,000
---------------------------------------------------------------------------------------------------------------

Washington (State of) Higher
Education Facilities Authority
(Cornish College Arts Project);
VRD Series 2003 A RB (LOC-Bank of
America, N.A.)
    2.35%, 12/01/33                               (b)(c)           --   VMIG-1              5,000    5,000,000
---------------------------------------------------------------------------------------------------------------

TFIT-QTR-1

                                                                  RATINGS     (a)         PAR
                                                               S&P    MOODY'S            (000)        VALUE
---------------------------------------------------------------------------------------------------------------

WASHINGTON--(CONTINUED)
Washington (State of) Housing
Finance Commission (Antioch
University Project); Non-Profit
Refunding VRD Series 2005 RB (LOC-U.S.
Bank N.A.)
    3.00%, 01/02/06                                (b)(e)(p)     A-1+       --        $     6,780 $  6,780,000
---------------------------------------------------------------------------------------------------------------

Washington (State of) Housing
Finance Commission (Judson Park
Project); Non-Profit Housing Refunding
VRD Series 2004A RB (LOC- U.S.
Bank N.A.)
    2.29%, 01/01/29                                (b)(c)(i)       --       --              9,970    9,970,000
---------------------------------------------------------------------------------------------------------------

Washington (State of) Housing
Finance Commission (Nikkei Concerns
Project); Non-Profit Housing VRD Series
1994 RB (LOC-U.S. Bank N.A.)
    2.32%, 10/01/19                                (b)(c)        A-1+       --              3,605    3,605,000
---------------------------------------------------------------------------------------------------------------

Washington (State of) Housing
Finance Commission (Northwest School Project);
Non-Profit VRD Series 2005 RB (LOC-Bank of
America, N.A.)
    2.25%, 06/01/30                                (b)(c)          --   VMIG-1             11,000   11,000,000
---------------------------------------------------------------------------------------------------------------

Washington (State
of) Housing Finance
Commission (The
Evergreen School
Project); Non-Profit
VRD Series 2002 RB
(LOC-Wells Fargo
Bank N.A.)
    2.30%, 07/01/28                                (b)(c)        A-1+       --              2,620    2,620,000
---------------------------------------------------------------------------------------------------------------

Washington (State of) Housing
Finance Commission (University Preparatory
Academy Project); Non-Profit VRD Series 2000
RB (LOC-Bank of America, N.A.)
    2.35%, 07/01/30                                (b)(c)          --   VMIG-1              1,250    1,250,000
---------------------------------------------------------------------------------------------------------------

Washington (State of) Housing Finance
Commission (YMCA of Columbia-Willamette);
Non-Profit Revenue VRD Series 1999 RB
(LOC-Wells Fargo Bank N.A.)
    2.35%, 08/01/24                                (b)(c)        A-1+       --              2,300    2,300,000
---------------------------------------------------------------------------------------------------------------

Washington (State
of) Public Power
Supply System
(Nuclear Project No.
3); Refunding Series
1993 C RB
    5.00%, 07/01/05                                (d)            AAA      Aaa              3,850    3,850,000
---------------------------------------------------------------------------------------------------------------

Washington (State
of); Unlimited Tax
Series 1995C, AT-8 &
R-95B GO
    5.90%, 07/01/05                                (e)(h)         NRR      NRR              5,000    5,000,000
===============================================================================================================
                                                                                                   225,183,000
===============================================================================================================

WEST VIRGINIA--0.50%
West Virginia (State
of) Hospital Finance
Authority
(Pallottine Health
Services, Inc.
Project); Refunding
VRD Series 2003 A-1
RB (LOC-JPMorgan
Chase Bank)
    2.28%, 10/01/33                                (b)(c)          --   VMIG-1             15,325   15,325,000
===============================================================================================================

TFIT-QTR-1

                                                                  RATINGS     (a)         PAR
                                                               S&P    MOODY'S            (000)        VALUE
---------------------------------------------------------------------------------------------------------------

WISCONSIN--3.84%
Kimberly (City of)
(Fox Cities YMCA
Project); VRD Series
2002 RB (LOC-M&I
Marshall & Ilsley
Bank)
    2.40%, 04/01/32                                (b)(c)          --   VMIG-1        $     1,940 $  1,940,000
---------------------------------------------------------------------------------------------------------------

West Allis (City of)
(State Fair Park
Exposition Center
Inc.); VRD Series
2001 RB (LOC-U.S.
Bank N.A.)
    2.33%, 08/01/28                                (b)(c)          --   VMIG-1              2,300    2,300,000
---------------------------------------------------------------------------------------------------------------

Wind Point (City of)
(Johnson Foundation
Project); VRD Series
2000 RB (LOC-Bank of
Montreal)
    2.33%, 09/01/35                                (b)(c)        A-1+       --              4,665    4,665,000
---------------------------------------------------------------------------------------------------------------

Wisconsin (State of)
Health & Educational
Facilities Authority
(Beaver Dam
Community Hospitals
Inc.); VRD Series
2004 B RB (LOC-U.S.
Bank N.A.)
    2.29%, 08/15/34                                (b)(c)        A-1+       --             10,000   10,000,000
---------------------------------------------------------------------------------------------------------------

Wisconsin (State of)
Health & Educational
Facilities Authority
(Eastcastle Place
Inc.); VRD Series
2004 C RB (LOC-ABN
AMRO Bank N.V.)
    2.29%, 12/01/34                                (b)(c)         A-1       --              7,000    7,000,000
---------------------------------------------------------------------------------------------------------------

Wisconsin (State of)
Health & Educational
Facilities Authority
(Mequon Jewish
Project); VRD Series
2003 RB
(LOC-JPMorgan Chase
Bank)
    2.33%, 07/01/28                                (b)(c)          --   VMIG-1              2,150    2,150,000
---------------------------------------------------------------------------------------------------------------

Wisconsin (State of)
Health & Educational
Facilities Authority
(Mercy Health
System); Pooled Loan
VRD Series 2003 I RB
(LOC-M&I Marshall &
Ilsley Bank)
    2.33%, 06/01/23                                (b)(c)          --   VMIG-1              9,115    9,115,000
---------------------------------------------------------------------------------------------------------------

Wisconsin (State of)
Health & Educational
Facilities Authority
(Mercy Health
System); VRD Series
2003 C RB (LOC-M&I
Marshall & Ilsley
Bank)
    2.32%, 08/15/23                                (b)(c)          --   VMIG-1              7,300    7,300,000
---------------------------------------------------------------------------------------------------------------

Wisconsin (State of)
Health & Educational
Facilities Authority
(Sinai Samaritan
Medical Center
Inc.); VRD Series
1994 A RB (LOC-M&I
Marshall & Ilsley
Bank)
    2.32%, 09/01/19                                (b)(c)         A-1       --              5,649    5,649,000
---------------------------------------------------------------------------------------------------------------

Wisconsin (State of)
Health & Educational
Facilities Authority
(St. John's Home);
Pooled Loan VRD
Series 2003 J RB
(LOC-M&I Marshall &
Ilsley Bank)
    2.33%, 07/01/23                                (b)(c)          --   VMIG-1              4,085    4,085,000
---------------------------------------------------------------------------------------------------------------

TFIT-QTR-1

                                                                  RATINGS     (a)         PAR
                                                               S&P    MOODY'S            (000)        VALUE
---------------------------------------------------------------------------------------------------------------

WISCONSIN--(CONTINUED)
Wisconsin (State of)
Health & Educational
Facilities Authority
(St. Luke's Medical
Center); VRD Series
1987 RB (LOC-KBC
Bank N.V.) (Acquired
05/02/05; Cost
$28,600,000)
    2.35%, 12/01/17                                (b)(c)(l)      A-1       --       $   28,600 $   28,600,000
---------------------------------------------------------------------------------------------------------------

Wisconsin (State of)
Health & Educational
Facilities Authority
(St. Mary's School);
VRD Series 2004 RB
(LOC-M&I Marshall &
Ilsley Bank)
    2.32%, 08/01/19                                (b)(c)         A-1       --            1,830      1,830,000
---------------------------------------------------------------------------------------------------------------

Wisconsin (State of) Health &
Educational Facilities Authority
(Wheaton Franciscan Services);
VRD Series 2003 B RB (LOC-U.S. Bank N.A.)
    2.28%, 08/15/33                                (b)(c)        A-1+   VMIG-1            2,000      2,000,000
---------------------------------------------------------------------------------------------------------------

Wisconsin (State of)
Petroleum Inspection
Fee; Series 2000 A RB
    5.75%, 07/01/05                                (e)(h)         NRR      NRR            8,000      8,160,000
---------------------------------------------------------------------------------------------------------------

Wisconsin (State of)
School Districts
Cash Flow Management
Program; Series 2004
A-1 COP
    3.00%, 09/20/05                                (o)             --       --            8,000      8,023,036
---------------------------------------------------------------------------------------------------------------

Wisconsin (State of)
School Districts
Cash Flow Management
Program; Series 2004
B-1 COP
    3.50%, 11/01/05                                                --    MIG-1           15,000     15,066,830
===============================================================================================================
                                                                                                   117,883,866
===============================================================================================================

WYOMING--0.22%
Converse (County of)
Pollution Control
(Pacificorp
Projects); Refunding
VRD Series 1994 PCR
    2.30%, 11/01/24                                (d)(g)         A-1   VMIG-1             6,690     6,690,000
===============================================================================================================
TOTAL INVESTMENTS--100.00%
(Cost $3,069,081,216)                              (r)                                           3,069,081,216
===============================================================================================================


INVESTMENT ABBREVIATIONS:

AMT                   Alternative Minimum Tax
BAN                   Bond Anticipation Note
CEP                   Credit Enhancement Provider
COP                   Certificate of Participation
Ctfs.                 Certificates
GAN                   Grant Anticipation Notes
GO                    General Obligation Bonds
IDR                   Industrial Development Revenue Bonds
Jr.                   Junior
LOC                   Letter of Credit
MERLOT                Municipal Exempt Receipts Liquidity Optional Tender
NRR                   Not Re-Rated
P-Floats              Puttable Floating Option Tax-Exempt Receipt

TFIT-QTR-1

PCR                   Pollution Control Revenue Bonds
PUTTERs               Putable Tax Exempt Receipts
RAN                   Revenue Anticipation Notes
RB                    Revenue Bonds
RN                    Revenue Notes
Sr.                   Senior
Sub.                  Subordinated
TAN                   Tax Anticipation Notes
TRAN                  Tax and Revenue Anticipation Notes
VRD                   Variable Rate Demand
Wts.                  Warrants


    NOTES TO SCHEDULE OF INVESTMENTS:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), except as indicated in note (j) and (o) below. NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian); this funding is pursuant to an advance refunding of this security.

(b) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(c) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined weekly. Rate shown is the rate in effect on June 30, 2005.

(d) Principal and/or interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.

(e) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined semi-annually. Rate shown is the rate in effect on June 30, 2005.

(g) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined daily. Rate shown is the rate in effect on June 30, 2005.

(h) Advance refunded; secured by an escrow fund of U.S. Treasury obligations.

(i) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") as F1 or better.

(j) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined at intermittant intervals. Rate shown is the rate in effect on June 30, 2005.

(k) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined monthly. Rate shown is the rate in effect on June 30, 2005.

(l) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at June 30, 2005 was $770,043,000, which represented 25.09% of the Fund's Toal Investments. Unless otherwise indicated, these securities are not considered to be illiquid.

(m) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.

(n) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities. The aggregate market value of these securities considered illiquid at June 30, 2005 was $48,495,000, which represented 1.58% of the Fund's Total Investments.

(o) Determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest, pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.

(p) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined annually. Rate shown is the rate in effect on June 30, 2005.

(q) Secured by an escrow fund of U.S. Treasury obligations.

(r) Also represents cost for federal income tax purposes.

    See accompanying notes which are an integral part of this schedule.

TFIT-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
June 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A.
SECURITY VALUATIONS - The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B.
SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

      Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

      The Fund allocates realized gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

TFIT-QTR-1

Item 2.  Controls and Procedures.

     (a) As of June 21, 2005, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PFO and PEO, concluded that, as of June 21, 2005, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

         Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Tax-Free Investments Trust


By:      /s/ ROBERT H. GRAHAM
         ---------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    August 29, 2005


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:      /s/ ROBERT H. GRAHAM
         ---------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    August 29, 2005


By:      /s/ SIDNEY M. DILGREN
         ---------------------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    August 29, 2005

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.